As filed with the Securities and Exchange Commission on May 9, 2003
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 58                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                  Amendment No. 56                                     [X]

                                   PBHG FUNDS
                                   ----------
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100
                                                           --------------

                                Harold J. Baxter
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                     (Name and Address of Agent For Service)

                                   Copies to:

        William H. Rheiner, Esq        and to         John M. Zerr, Esq.
   Ballard Spahr Andrews & Ingersoll           Pilgrim Baxter & Associates, Ltd.
    1735 Market Street, 51st Floor                 1400 Liberty Ridge Drive
      Philadelphia, PA 19103-7599                       Wayne, PA 19087
            (215) 864-8600                              (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
| | on ________ pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                              PBHG FUNDS PROSPECTUS
                                  JULY __, 2003

Growth Funds

PBHG Emerging Growth Fund
PBHG Growth Fund
PBHG Large Cap 20 Fund
PBHG Large Cap Growth Fund
PBHG Select Growth Fund

Value Funds

PBHG Clipper Focus Fund
PBHG Focused Fund
PBHG Large Cap Fund
PBHG Mid-Cap Fund
PBHG Small Cap Fund
PBHG Small Cap Value Fund

Specialty Funds

PBHG Disciplined Equity Fund
PBHG REIT Fund
PBHG Strategic Small Company Fund
PBHG Technology & Communications Fund

Fixed-Income Funds

PBHG IRA Capital
Preservation Fund

Money Market Funds

PBHG Cash Reserves Fund

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

PBHG Class A and Class C Prospectus -- 7/03

An Introduction to the PBHG Funds(R) and this Prospectus

PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers Class A and Class C Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Except for the IRA Capital Preservation Fund, these other Funds also may not be suitable for investors who require regular income or stability of principal.

INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained sub-advisers to assist in managing certain Funds. For information about the sub-advisers, see page ___ of the Prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                TABLE OF CONTENTS

Fund Summaries

                                                                            PAGE

PBHG Emerging Growth Fund ................................................     4
PBHG Growth Fund .........................................................     8
PBHG Large Cap 20 Fund ...................................................    12
PBHG Large Cap Growth Fund ...............................................    17
PBHG Select Growth Fund ..................................................    21
PBHG Clipper Focus Fund ..................................................    25
PBHG Focused Fund ........................................................    30
PBHG Large Cap Fund ......................................................    35
PBHG Mid-Cap Fund ........................................................    40
PBHG Small Cap Fund ......................................................    45
PBHG Small Cap Value Fund ................................................    50
PBHG Disciplined Equity Fund .............................................    52
PBHG REIT Fund ...........................................................    57
PBHG Strategic Small Company Fund ........................................    63
PBHG Technology & Communications Fund ....................................    68
PBHG IRA Capital Preservation Fund .......................................    73
PBHG Cash Reserves Fund ..................................................    81
More About the Funds .....................................................    85
Our Investment Strategies ................................................    85
Risks and Returns ........................................................    88
The Investment Adviser & Sub-advisers ....................................    97
The investment adviser ...................................................    97
Pilgrim Baxter & Associates, Ltd. ........................................    97
The Sub-Advisers .........................................................    98
Pacific Financial Research, Inc. .........................................    98
Analytic Investors, Inc. .................................................    98
Heitman Real Estate Securities LLC .......................................    98
Dwight Asset Management Company ..........................................    98
Wellington Management Company, LLP .......................................    98
Thompson, Siegel & Walmsley ..............................................    99
Your Investment ..........................................................   101
Pricing Fund Shares ......................................................   101
Choosing a Share Class ...................................................   102
Buying Shares ............................................................   105
Selling Shares ...........................................................   106
General Policies .........................................................   108
Distribution and taxes ...................................................   113
Financial Highlights .....................................................   115

PBHG Emerging Growth Fund

Goal

      The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                       Since
                                            Past          Past         Inception
                                            1 Year        5 Years      (6/14/93)
Emerging Growth Fund --
         PBHG Class
         Before Taxes
Emerging Growth Fund --
         PBHG Class
         After Taxes on Distributions
Emerging Growth Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
Russell 2000(R) Growth Index*
         (Reflects No Deduction for
         Fees, Expenses or Taxes)

* The since inception return for the Russell 2000(R) Growth Index was calculated from May 31, 1993.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                  5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                              0.85%       0.85%
Distribution (12b-1) Fees                                    None        0.75%
Other Expenses
      Service Fees                                           0.25%       0.25%
      Other Operating Expenses                               ____        ____
      Total Other Expenses                                   ____        ____
Total Annual Operating Expenses                              ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Growth Fund

Goal

      The Fund seeks to provide investors with capital appreciation.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the companies in the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $2 billion or less at the time of purchase. The size of companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of that index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                        Past            Past            Past
                                        1 Year          5 Years         10 Years
Growth Fund --
         PBHG Class
         Before Taxes
Emerging Growth Fund --
         PBHG Class
         After Taxes on Distributions
Emerging Growth Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
Russell 2000(R) Growth Index*
         (Reflects No Deduction for
         Fees, Expenses or Taxes)

Note: The inception date of the Growth Fund was December 19, 1985.

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                  5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                              0.85%       0.85%
Distribution (12b-1) Fees                                    None        0.75%
Other Expenses
      Service Fees                                           0.25%       0.25%
      Other Operating Expenses                               ____        ____
      Total Other Expenses                                   ____        ____
Total Annual Operating Expenses                              ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Large Cap 20 Fund

Goal

      The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies

      Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 1000(R) Growth Index had market capitalizations between $303 million and $296.2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks

      The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

      While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

      Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                      Since
                                         Past          Past           Inception
                                         1 Year        5 Years        (11/29/96)
Large Cap 20 Fund --
         PBHG Class
         Before Taxes
Large Cap 20 Fund --
         PBHG Class
         After Taxes on Distributions
Large Cap 20 Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
S&P 500 Index*
          (Reflects No Deduction for
          Fees, Expenses or Taxes)
Russell 1000(R)Growth Index*
         (Reflects No Deduction for
         Fees, Expenses or Taxes)

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated as of November 30, 1996.

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                  5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                              0.85%       0.85%
Distribution (12b-1) Fees                                    None        0.75%
Other Expenses
      Service Fees                                           0.25%       0.25%
      Other Operating Expenses                               ____        ____
      Total Other Expenses                                   ____        ____
Total Annual Operating Expenses                              ____*       ____*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. However, you should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. [The Board made no reimbursement election during the fiscal year ended March 31, 2003.] In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Large Cap Growth Fund

Goal

      The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 1000(R) Growth Index had market capitalizations between $303 million and $296.2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                       Since
                                          Past         Past            Inception
                                          1 Year       5 Years         (4/5/95)
Large Cap Growth Fund --
         PBHG Class
         Before Taxes
Large Cap Growth Fund --
         PBHG Class
         After Taxes on Distributions
Large Cap Growth Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
S&P 500 Index*
          (Reflects No Deduction for
          Fees, Expenses or Taxes)
Russell 1000(R)Growth Index*
         (Reflects No Deduction for
         Fees, Expenses or Taxes)

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated from March 31, 1995.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                  5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                              0.75%       0.75%
Distribution (12b-1) Fees                                    None        0.75%
Other Expenses
      Service Fees                                           0.25%       0.25%
      Other Operating Expenses                               ____        ____
      Total Other Expenses                                   ____        ____
Total Annual Operating Expenses                              ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Select Growth Fund

Goal

      The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks

      The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                       Since
                                          Past         Past            Inception
                                          1 Year       5 Years         (4/5/95)
Select Growth Fund --
         PBHG Class
         Before Taxes
Select Growth Fund --
         PBHG Class
         After Taxes on Distributions
Select Growth Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
S&P 500 Index*
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* The since inception return for the S&P 500 Index was calculated from March 31, 1995.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                  5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                              0.85%       0.85%
Distribution (12b-1) Fees                                    None        0.75%
Other Expenses
      Service Fees                                           0.25%       0.25%
      Other Operating Expenses                               ____        ____
      Total Other Expenses                                   ____        ____
Total Annual Operating Expenses                              ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* Through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Clipper Focus Fund

Goal

      The Fund seeks to provide investors with long-term capital growth.

Main Investment Strategies

      The Fund, a non-diversified fund, invests for the long-term in equity securities of companies whose share price trades below PFR's estimate of their intrinsic value. Based upon extensive fundamental research, PFR, the Fund's sub-adviser, prepares valuation models for each company being analyzed to identify companies that it believes the market has undervalued. The valuation models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. PFR adds companies to the Fund when their share price trades below PFR's estimate of intrinsic value and sells companies when their share prices reach PFR's estimate of intrinsic value.

The Fund generally holds between 15 to 35 stocks. The Fund will generally hold its investment in a particular company for an extended period. PFR expects to invest fully the assets of the Fund. Consequently, PFR generally expects cash reserves to be less than 5% of the total assets of the Fund.

The Clipper Focus Fund may also, on occasion, invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company, such as events that could change or temporarily hamper the ongoing operations of a company.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

      The Fund is non-diversified, which means, it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

      Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

      Prior to December 14, 2001, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Clipper Focus Portfolio, a series of UAM Funds Trust. On December 14, 2001, the Fund acquired the assets of the Clipper Focus Portfolio. The Clipper Focus Portfolio was managed by PFR, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Clipper Focus Portfolio.

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                               Since
                                            Past               Inception
                                            1 Year             (9/10/98)
Clipper Focus Fund* --
         PBHG Class
         Before Taxes
Clipper Focus Fund* --
         PBHG Class
         After Taxes on Distributions
Clipper Focus Fund* --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares***
S&P 500 Index**
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* Data includes performance of the Fund's predecessor, whose inception date was September 10, 1998.

** The since inception return for the S&P 500 Index was calculated as of August 31, 1998.

*** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                  5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                              1.00%       1.00%
Distribution (12b-1) Fees                                    None        0.75%
Other Expenses
      Service Fees                                           0.25%       0.25%
      Other Operating Expenses                               ____        ____
      Total Other Expenses                                   ____        ____
Total Annual Operating Expenses                              ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* These are the expenses you should expect to pay as an investor in this Fund until March 31, 2004. You should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any year after September 25, 2002 in which the Fund's assets are greater than $75 million and its total annual operating expenses (excluding certain expenses such as service fees, brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years after September 25, 2002.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Focused Fund

Goal

      The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

Main Investment Strategies

      Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in equity securities, such as common stocks of small, medium or large capitalization companies. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospectus but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential.

Main Investment Risks

      The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

      In addition, the Fund may emphasize small, medium or large sized companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with investing because large company securities tend to be less volatile than smaller company securities.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                               Since
                                            Past               Inception
                                            1 Year             (2/12/99)
Focused Fund --
         PBHG Class
         Before Taxes
Focused Fund --
         PBHG Class
         After Taxes on Distributions
Focused Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares
S&P 500 Index*
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* The since inception return for the S&P 500 Index was calculated as of January 31, 1999.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.85%       0.85%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* This is the actual total fund operating expense you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. However, you should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. [The Board made no reimbursement election during fiscal year ended March 31, 2003.] In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Large Cap Fund

Goal

      The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investment. As of June 30, 2002, the S&P 500 Index had market capitalizations between $492 million and $296.2 billion. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospectus but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus primarily on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

      While the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with investing because large company securities tend to be less volatile than smaller company securities.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                      Since
                                           Past          Past         Inception
                                           1 Year        5 Years      (12/31/96)
Large Cap Fund --
         PBHG Class
         Before Taxes
Large Cap Fund --
         PBHG Class
         After Taxes on Distributions
Large Cap Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
S&P 500 Index
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.65%       0.65%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. However, you should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. [The Board made no reimbursement election during the fiscal year ended March 31, 2003.] In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Mid-Cap Fund

Goal

      The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of June 30, 2002, the S&P MidCap 400 Index had market capitalizations between $140 million and $9.2 billion. The size of the companies in the S&P MidCap 400 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospectus but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Fund's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund emphasizes equity securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                               Since
                                            Past               Inception
                                            1 Year             (4/30/97)
Mid-Cap Fund --
         PBHG Class
         Before Taxes
Mid-Cap Fund --
         PBHG Class
         After Taxes on Distributions
Mid-Cap Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares
S&P MidCap 400 Index
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.85%       0.85%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. However, you should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. [The Board made no reimbursement election during the fiscal year ended March 31, 2003.] In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Small Cap Fund

Goal

      The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The size of the companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market capitalizations and the composition of the index. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospectus but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the average company in the Russell 2000(R) Index.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                               Since
                                            Past               Inception
                                            1 Year             (4/30/97)
Small Cap Fund --
         PBHG Class
         Before Taxes
Small Cap Fund --
         PBHG Class
         After Taxes on Distributions
Small Cap Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares
Russell 2000(R) Index
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               1.00%       1.00%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* This is the actual total fund operating expense you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. However, you should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. [The Board made no reimbursement election during the fiscal year ended March 31, 2003.]

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Small Cap Value Fund

Goal

      The Fund seeks to provide investors with long term growth of capital.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, of domestic small sized companies. Small sized companies are those companies whose market capitalization range at the time of initial purchase are consistent with the Russell 2000(R) Value Index. As of the ________, 2003 reconstitution, the market capitalization range of the Russell 2000(R) Value Index was $_______ million to $________ billion. The size of the companies in the Russell 2000(R) Value Index and those on which TS&W intends to focus the Fund's investments will change with market capitalizations and the composition of the index. The Fund may also invest in value securities of foreign small capitalization companies that are traded on U.S. securities markets. The value securities in the Fund are primarily common stocks that TS&W believes present a value or potential worth which is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. TS&W uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when TS&W believes a security has become overvalued or shows deteriorating fundamentals.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

      The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what TS&W believes are their full worth and may go down in price.

      Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

      Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Fund section beginning on page __.

Performance Information

Performance information is not presented since the Fund is new.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               ____        ____
Distribution and/or Service (12b-1) Fees                      None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Expenses                                       ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

*     Other Expenses are based on estimated amounts for the current fiscal year.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Disciplined Equity Fund

Goal

      The Fund seeks to provide investors with above-average total returns.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of corporations whose securities are traded in the U.S. While the Fund may invest in companies of any size, it usually invests in medium to large capitalization companies of over $2 billion at the time of purchase. Through superior stock selection, the Fund seeks to exceed the return of its benchmark, the S&P 500 Index, over full market cycles with no greater volatility than the S&P 500 Index.

Analytic, the Fund's sub-adviser, selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, Analytic believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. Analytic also believes that by using its system, the Fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders must pay tax on such capital gains.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

      Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Analytic Enhanced Equity Fund, a series of UAM Funds, Inc. II. On January 11, 2002, the Fund acquired the assets of the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was managed by Analytic, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Analytic Enhanced Equity Fund.

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                      Since
                                            Past        Past          Inception
                                            1 Year      5 Years       (7/1/93)
Disciplined Equity Fund* --
         PBHG Class
         Before Taxes
Disciplined Equity Fund* --
         PBHG Class
         After Taxes on Distributions
Disciplined Equity Fund* --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
S&P 500 Index***
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* Data includes performance of the Fund's predecessor, whose inception date was July 1, 1993.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

*** The since inception return for the S&P 500 Index was calculated as of June 30, 1993.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.70%       0.70%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* These are the expenses you should expect to pay as an investor in this Fund until March 31, 2004. You should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any year after September 25, 2002 in which the Fund's assets are greater than $75 million and its total annual operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years after September 25, 2002.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG REIT Fund

Goal

      The Fund seeks to provide investors with a high total return consistent with reasonable risk.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies principally engaged in the real estate industry such as "real estate investment trusts" ("REITs"). The Fund's sub-adviser, Heitman, considers a company "principally engaged" in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the securities of companies principally engaged in the real estate industry.

      The Fund seeks to invest in equity securities of companies whose share price trades below Heitman's estimate of their intrinsic value. Based upon extensive fundamental research, Heitman prepares valuation models for each company in its universe in order to identify companies that it believes it is undervalued. The valuation model calculates each company's intrinsic value based on private market transactions, traditional statistical measures like multiple to cash flow as well as relative value. The Fund generally contains between 30-40 securities. Heitman expects to invest fully the assets of the Fund, consequently, Heitman generally expects cash reserves to be less than 5% of the total assets of the Fund.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes. These risks are greater for companies with small or medium market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund is concentrated, which means compared to a non-concentrated fund it invests a higher percentage of its assets in the securities that comprise the real estate industry. As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

      Prior to December 14, 2001, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust. On December 14, 2001, the Fund acquired the assets of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was managed by Heitman, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Heitman Real Estate Portfolio.

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Wilshire Real Estate Securities Index, a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                            Past           Past         Past
                                            1 Year         5 Years      10 Years
REIT Fund* --
         PBHG Class
         Before Taxes
REIT Fund* --
         PBHG Class
         After Taxes on Distributions
REIT Fund* --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares**
S&P 500 Index
          (Reflects No Deduction for
          Fees, Expenses or Taxes)
Wilshire Real Estate Securities Index
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* Data includes performance of the Fund's predecessor, whose inception date was March 13, 1989.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.85%       0.85%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. That's because for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any year after September 25, 2002 in which the Fund's assets are greater than $75 million and its total annual operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years after September 25, 2002.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Strategic Small Company Fund

Goal

      The Fund seeks to provide investors with growth of capital.

Main Investment Strategies

      Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential or have sustainable long-term growth prospectus but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter strategically adjusts the mix of equity securities in the Fund, depending upon economic and market conditions. Pilgrim Baxter expects to focus primarily on those securities whose market capitalizations or annual revenues are $750 million or less at the time of purchase. The size of companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

Main Investment Risks

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      The Fund emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full potential worth and may go down in price.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                      Since
                                          Past          Past          Inception
                                          1 Year        5 Years       (12/31/96)
Strategic Small Company Fund --
         PBHG Class
         Before Taxes
Strategic Small Company Fund --
         PBHG Class
         After Taxes on Distributions
Strategic Small Company Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares
Russell 2000 Index
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               1.00%       1.00%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* This is the actual total fund operating expense you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. However, you should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding certain expenses such sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. [In the fiscal year ended March 31, 2003, the Board elected to reimburse $______ in waived fees, which are included in the calculation of "Other Expenses" above.] In addition, through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Technology & Communications Fund

Goal

      The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

Main Investment Strategies

      Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within that sector. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

      The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

      Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

Main Investment Risks

      The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

      The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

      The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

      Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Pacific Stock Exchange Technology Index(R). The Pacific Stock Exchange Technology Index(R), the Fund's current benchmark index, is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

      The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only PBHG Class shares and the after-tax returns for Class A and Class C shares will vary.

                                                                       Since
                                         Past         Past             Inception
                                         1 Year       5 Years          (9/29/95)
Technology and Communications Fund --
         PBHG Class
         Before Taxes
Technology and Communications Fund --
         PBHG Class
         After Taxes on Distributions
Technology and Communications Fund --
         PBHG Class
         After Taxes on Distributions
         and Sale of Fund Shares
PSE Technology Index(R)
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* The since inception returns for the PSE Technology Index(R) was calculated as of September 30, 1995.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   5.75%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None(1)     1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.85%       0.85%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

* Through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG IRA Capital Preservation Fund

Goal

      The Fund seeks to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

Main Investment Strategies

      The Fund is designed to produce current income, while seeking to maintain an NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed-income funds, the Fund invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The Fund may also invest in:

      o Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase; and

      o Commingled pools of debt securities having similar characteristics to the Fund, or other debt securities.

      Unlike other funds, the Fund seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The Fund expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. A wrapper agreement is a mechanism offered by banks and insurance companies that assists the Fund in seeking to protect principal. Wrapper agreements obligate wrap providers or the Fund to make payments to each other to offset changes in the market value of certain of the Fund's assets. These payments are designed to enable the Fund to pay redeeming shareholders an amount equal to the purchase price of the Fund's assets plus accrued income. For example, if a shareholder redemption requires the Fund to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the Fund the difference, and vice versa.

Main Investment Risks

      While the Fund attempts to provide a stable NAV through the use of wrapper agreements, the value of your investment in the Fund may go down, which means you could lose money.

      The Fund cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or current income. By purchasing wrapper agreements, the Fund also trades some of the potential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.

      The Fund may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Fund expenses. This may result in a lower return for the Fund than if it had invested in longer-term debt securities.

      The Fund is not a money market fund and it presents risks not present in money market funds. The net asset value of the Fund is not fixed at $1.00 per share like a money market fund, although the wrapper agreements that the Fund purchases are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund.

      If the Fund's attempts to stabilize its NAV through the use of wrapper agreements fail, the value of its investments could fall because of changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and the Fund's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

      Because there is no active trading market for wrapper agreements, the Fund's investments in wrapper agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including wrapper agreements, to 15% of net assets.

Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest or has its credit rating downgraded, the Fund may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Downgrades below investment grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement. As a result, NAV could decline.

      Similarly, a downgrade in the credit rating of a wrapper provider may require the Fund to replace the wrapper provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in NAV, including a decline resulting from the application of the Fund's fair value procedures.

      The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions. The sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

      Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

      Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the IRA Capital Preservation Portfolio.

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million. The Ryan Index is representative of the returns' stability provided by the Fund's wrapper agreements. Performance is also shown for the Lipper Money Market Funds Average which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

[CHART]

Average Annual Total Returns as of 12/31/02

                                                                Since
                                             Past               Inception
                                             1 Year             (8/31/99)
IRA Capital Preservation Fund* --
         PBHG Class
Ryan 5-Year GIC Master Index --
          (Reflects No Deduction for
          Fees, Expenses or Taxes)
Lipper Money Market Funds Average
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* Data includes performance of the Fund's predecessor, whose inception date was August 31, 1999.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

      The Fund may charge a redemption/exchange fee that would be paid directly from your investment. Shareholders pay this redemption/exchange fee when they redeem or exchange shares held for less than twelve months. For more information, see "Redemption/Exchange Fee for IRA Capital Preservation Fund" in the section on "Selling Shares."

Fees and Expenses Table

                                                            Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                 2.00%       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                         None(1)    1.00%
(as a percentage of original purchase price)
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)           2.00%(2)    1.00%(3)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                             0.60%       0.60%
Distribution (12b-1) Fees                                   None        0.75%
Other Expenses
         Service Fees                                       0.25%       0.25%
         Other Operating Expenses                           ____        ____
         Total Other Expenses                               ____        ____
Total Annual Operating Expenses                             ____*       ____*

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2) On purchases of $1 million or more Class A shares that are subject to a CDSC, you may pay a 1% redemption fee if you redeem these shares within 12 months from the date of purchase.

(3) If you redeem Class C shares within 12 months from the date of purchase and such shares are not subject to a CDSC, you will pay a 2% redemption fee. The Fund's Statement of Additional Information describes when the CDSC on Class C shares may be waived.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2004. You should know that for the fiscal year ending March 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses of Class A and Class C shares of the Fund (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.25%. You should also know that in any year in which the Fund's assets are greater than $75 million and its total annual operating expenses (exclusive of certain expenses such as sales loads, distribution fees, service fees, brokerage commissions and extraordinary expenses) are lower than 1.25%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years with respect to its Class A and Class C shares. In addition to the contractual fee waiver, Pilgrim Baxter has voluntarily agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses of Class A and Class C shares of the Fund (exclusive of certain expenses such as sales loans, distribution fees, service fees, brokerage commissions and extraordinary expenses) do not exceed 1.00%.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

PBHG Cash Reserves Fund

Goal

      The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

Main Investment Strategies

      Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management, the Fund's sub-adviser, determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

Main Investment Risks

      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

      The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

      Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

      For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

      The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

Class A and Class C shares are new and do not yet have a calendar year of operations. Therefore, the performance shown in the bar chart and the performance table are for the Fund's existing PBHG Class shares. PBHG Class, Class A and Class C shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that such classes do not have the same expenses. The annual returns of Class A and Class C shares would be lower than the returns of the PBHG Class shares, due to higher distribution and service fees paid by Class A and Class C shareholders. In addition, returns in the bar chart and performance table do not reflect any sales loads, which if reflected would lower the returns shown.

[CHART]

Average Annual Total Returns as of 12/31/02

                                                                       Since
                                          Past          Past           Inception
                                          1 Year        5 Years        (4/4/95)
Cash Reserves Fund --
         PBHG Class
         Before Taxes
Lipper Money Market Funds Average*
          (Reflects No Deduction for
          Fees, Expenses or Taxes)

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD, CALL YOUR BROKER, DEALER OR FINANCIAL ADVISOR.

Fees and Expenses

      This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                             Class A     Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                   None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None        1.00%
(as a percentage of original purchase price)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                               0.30%       0.30%
Distribution (12b-1) Fees                                     None        0.75%
Other Expenses
         Service Fees                                         0.25%       0.25%
         Other Operating Expenses                             ____        ____
         Total Other Expenses                                 ____        ____
Total Annual Operating Expenses                               ____*       ____*

* Through an arrangement with the Fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses.

Example

      This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                1 Year            3 Years           5 Years            10 Years

Class A
Class C

More About the Funds

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Our Investment Strategies

Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Select Growth, Strategic Small Company and Technology & Communications Funds

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Focused, Large Cap, Mid-Cap, Small Cap, and Strategic Small Company Funds

Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Focused Value, Large Cap Value, Mid-Cap Value and Small Cap Value Funds and the value portion of the Strategic Small Company Fund, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

Cash Reserves Fund

In managing the PBHG Cash Reserves Fund, Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Wellington Management is subject to the approval or ratification by the Fund's Board of Trustees.

Clipper Focus Fund

PFR invests like a long-term business partner would invest -- it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. PFR's investment process is very research intensive and includes meeting with company management, competitors and customers. Some of the major factors that PFR considers when appraising an investment include balance sheet strength and the ability to generate earnings and free cash flow. PFR's analysis gives little weight to current dividend income.

Disciplined Equity Fund

Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o     Maximize expected returns for the Fund;

o     Minimize expected volatility relative to its benchmark; and

o Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. Analytic sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

IRA Capital Preservation Fund

While not fixed at a $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund. Over the long-term, however, Dwight believes the Fund's mix of investments and longer average duration will offset those differences by producing higher returns than a money-market fund.

REIT Fund

Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in a particular geographic region or specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels.

Small Cap Value Fund

TS&W employs a value-oriented approach to investing. The investment process is based on a four-factor valuation model. Parts one and two of the model attempt to assess a company's discount to private market value relative to other small cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history. TS&W's decision to sell a security depends on many factors.

All Funds

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

Risks and Returns

Equity Securities

Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Potential Returns

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return

Pilgrim Baxter, PFR, Analytic, TS&W and Heitman focus their active management on securities selection, the area they believe their respective investment methodologies can most enhance a Fund's performance.

Pilgrim Baxter, PFR, TS&W and Heitman maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. Analytic continuously monitors equity securities held by the Fund for developments that effect fundamental factors and sells an equity security when it believes the incremental return from the sale exceeds the associated transaction costs.

Under normal circumstances, each Fund (except the Cash Reserves Fund and the IRA Capital Preservation Fund) intends to remain fully invested, with at least 65% (or in some cases, 80%) of its assets in securities.

Growth Securities

Equity securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks

See Equity Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

Potential Returns

See Equity Securities.

Growth securities may appreciate faster than non-growth securities.

Policies to Balance Risk and Return

See Equity Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Value Securities

Equity securities that Pilgrim Baxter, TS&W and PFR believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

Potential Risks

See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in a Fund may never reach what Pilgrim Baxter, TS&W or PFR believes are their full value and may even go down in price.

Potential Returns

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

Policies to Balance Risk and Return

See Equity Securities.

In managing the Clipper Focus, Small Cap Value, Focused, Large Cap, Mid-Cap, Small Cap and Strategic Small Company Funds, Pilgrim Baxter, TS&W and PFR each uses its own research, computer models and measures of value.

PFR considers selling a security when its share price reaches PFR's estimate of its intrinsic value.

Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of their respective expectations. TS&W generally considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of TS&W's performance expectations.

The other Funds do not focus specifically on Value Securities.

Foreign Equity Securities

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

Potential Risks

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

Potential Returns

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return

Disciplined Equity Fund may invest up to 20% of its total assets in foreign securities. Every other Fund, except Clipper Focus, REIT and IRA Capital Preservation Funds, limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15% (ADRs are not included in this limit). The Clipper Focus, REIT and IRA Capital Preservation Funds do not invest a significant portion of their assets in foreign securities.

Money Market Instruments

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Fund's NAV.

Policies to Balance Risk and Return

The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

The money market instruments and other liquid short-term investments in which the IRA Capital Preservation Fund invests will be rated in one of the top two short-term ratings categories of a rating agency at the time of purchase.

The other Funds only invest in money market instruments for temporary defensive or cash management purposes.

Small and medium sized company securities

Potential Risks

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

Potential Returns

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return

See Equity Securities/Growth Securities/

Value Securities.

Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects will exceed consensus earnings expectations.

In analyzing medium sized companies for Disciplined Equity Fund, Analytic screens for such factors as company fundamentals, liquidity and risk.

Technology or Communications company securities

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

Potential Risks

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Returns

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Policies to Balance Risk and Return

Although the Technology & Communications Fund will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Fund seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector. None of the other Funds concentrate their investments in the groups of industries within the technology and communications sector of the market.

Over-The-Counter ("OTC") securities

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

Potential Risks

OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns

Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return

Pilgrim Baxter, PFR and Analytic use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

Illiquid securities

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

Potential Risks

A Fund may have difficulty valuing these securities precisely.

A Fund may be unable to sell these securities at the time or price it desires.

Potential Returns

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return

The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

Derivatives

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns

Derivatives may be used for a variety of purposes, including:

o     To reduce transaction costs;

o     To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o     To enhance returns; and

o To protect a Fund's investments against changes resulting from market conditions (a practice called "hedging").

Policies To Balance Risk and Return

Each Fund may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

Wrappers

A wrapper agreement obligates the wrap provider and IRA Capital Preservation Fund to make certain payments to each other in exchange for an annual premium paid by the IRA Capital Preservation Fund. Payments made under the wrapper agreement are designed so that when the Fund liquidates assets covered by the wrapper agreement ("covered assets") in order to pay for shareholder redemptions, the Fund receives the purchase price plus the accrued income of the liquidated covered assets, rather than the market value of the covered assets. The terms of the wrapper agreements vary concerning when payments must actually be made between the Fund and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement terminates or the Fund sells all of the covered assets.

Potential Risks

Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a security for more than its purchase price plus accrued income, the Fund will pay the wrap provider the difference.

The costs the Fund incurs when buying wrapper agreements will reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

The Fund might not be able to replace existing wrapper agreements with other suitable wrapper agreements if (1) they mature or terminate or (2) the wrap provider defaults or has its credit rating lowered. The Fund may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable. Under these circumstances, the Fund may not be able to maintain a stable NAV.

The wrappers employed by the IRA Capital Preservation Fund will not cover the Fund's money market instruments, and therefore will not protect the stability of the Fund's NAV from price fluctuations in money market instruments.

Potential Returns

Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the Fund the difference.

Policies To Balance Risk and Return

Normally, the Fund expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered assets, resulting in a stable NAV.

REIT SECURITIES

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

Potential Risks

The real estate industry is particularly sensitive to:

o     Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o     Increases in property taxes;

o     Casualty and condemnation losses; and

o     Regulatory limitations on rents.

REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Potential Returns

Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

Policies To Balance Risk and Return

Pilgrim Baxter and each Sub-Adviser consider companies that they expect will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

SPECIAL SITUATIONS

The Clipper Focus Fund may invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;

o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

Potential Risks

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Potential Returns

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

Policies To Balance Risk and Return

PFR's investment process is very research intensive, including meetings with company management, competitors and customers. PFR prepares valuation models for each company being researched and sells securities when share prices reach PFR's estimate of intrinsic value.

The Investment Adviser & Sub-advisers

The investment adviser

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for each Fund. Founded in 1982, Pilgrim Baxter managed over $____ billion in assets as of March 31, 2003 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Growth, Large Cap 20, Technology & Communications, Strategic Small Company, Large Cap, Mid-Cap, Small Cap and Focused Funds. Pilgrim Baxter also oversees the investment decisions made by PFR as sub-adviser for Clipper Focus Fund, by Analytic as sub-adviser for Disciplined Equity Fund, by Heitman as sub-adviser for REIT Fund, by Dwight as sub-adviser for IRA Capital Preservation Fund, by TS&W as sub-adviser for Small Cap Value Fund and by Wellington Management as sub-adviser for the Cash Reserves Fund. The Trust's Board of Trustees supervises

Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly-owned subsidiary of Pilgrim Baxter, served as sub-adviser for Large Cap, Mid-Cap, Small Cap and Focused Funds and the value portion of the Strategic Small Company Fund. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Funds.

THE SUB-ADVISERS

Pacific Financial Research, Inc., ("PFR") a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is sub-adviser to the Clipper Focus Fund. PFR manages and supervises the investment of Clipper Focus Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. PFR, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc., has provided investment management services to corporations, foundations, endowments, pension funds and other institutions as well as individuals since 1981. PFR managed approximately $11.8 billion in assets as of June 30, 2002.

Analytic Investors, Inc., a California corporation located at 700 South Flower St., Suite 2400, Los Angeles, CA 90017, is the sub-adviser for the Disciplined Equity Fund. Analytic manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Analytic is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc., and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $2.1 billion in assets as of June 30, 2002.

Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC), a Delaware limited liability company located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois, 60601, is the sub-adviser to the REIT Fund. Heitman manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Heitman is wholly owned by Heitman Financial LLC, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc.. Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. Heitman managed approximately $1.1 billion in assets as of June 30, 2002.

Dwight Asset Management Company, a Delaware corporation located 100 Bank Street, Burlington, Vermont 05401, is the sub-adviser to the IRA Capital Preservation Fund. Dwight manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Dwight is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc.. It has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $25.0 billion in assets as of June 30, 2002.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2002, Wellington Management held discretionary management authority with respect to more than $311.7 billion in assets.

Thompson, Siegel & Walmsley, 5000 Monument Avenue, Richmond, VA 23230, is the sub-advisor to the PBHG Small Cap Value Fund. Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international, and small cap equity investments. TS&W managed approximately $___ billion in assets as of _______, 2003.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each Fund it sub-advises.

The Funds paid the following management fees (as a percentage of average daily net assets) during the last fiscal year.

Emerging Growth Fund                                                  0.85%
Growth Fund                                                           0.85%
Large Cap 20 Fund                                                     0.85%
Large Cap Growth Fund                                                 0.75%
Select Growth Fund                                                    0.85%
Clipper Focus Fund                                                    0.96%*/**
Focused Fund                                                          0.85%
Large Cap Fund                                                        0.65%
Mid-Cap Fund                                                          0.85%
Small Cap Fund                                                        1.00%
Small Cap Value Fund                                                   ***
Disciplined Equity Fund                                               0.26%*/**
REIT Fund                                                             0.64%*/**
Strategic Small
Company Fund                                                          1.00%
Technology &
Communications Fund                                                   0.85%
IRA Capital
Preservation Fund                                                     0.18%*/**
Cash Reserves Fund                                                    0.30%

*     Reflects a waiver of fees.

** The management fee for Clipper Focus Fund and REIT Fund was paid to the Fund's predecessor investment adviser (now sub-adviser) prior to December 14, 2001. After December 14, 2001, this fee was paid to Pilgrim Baxter. The management fee for Disciplined Equity Fund and IRA Capital Preservation Fund was paid to the Fund's predecessor investment adviser (now sub-adviser) prior to January 11, 2002. After January 11, 2002, this fee was paid to Pilgrim Baxter.

***   Fund was not in operation during the last fiscal year.

The Portfolio managers

Emerging Growth Fund

Peter J. Niedland, CFA, has managed the Emerging Growth Fund since January 1, 2003. Mr. Niedland joined Pilgrim Baxter's growth equity team in 1993. Mr. Niedland also manages the PBHG Small Cap Growth Portfolio of PBHG Insurance Series Fund.

Growth Fund

Gary L. Pilgrim, CFA, has managed the Growth Fund since its inception in 1985. A discussion of Mr. Pilgrim's work experience is noted above.

Large Cap Growth Fund/Large Cap 20 Fund/Select Growth Fund

Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Growth Fund since April, 2000. Effective as of October, 2001, Gregory P. Chodaczek joined Mr. Sutton as Co-Manager of Select Growth Fund. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October, 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.

Clipper Focus Fund

A team of PFR's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Small Cap Fund/ Mid-Cap Fund/ Focused Fund

Jerome J. Heppelmann, CFA, has managed the Small Cap, Mid-Cap, and Focused Funds since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

Large Cap Fund

Raymond J. McCaffrey, CFA, has managed the Large Cap Fund since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

PBHG Small Cap Value Fund

Frank H. Reichel, III is the portfolio manager of the PBHG Small Cap Value Fund. Mr. Reichel has over sixteen years of experience managing value and small cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August, 2000. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

Disciplined Equity Fund

A team of Analytic's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Technology & Communications Fund

The Adviser's technology team, led by Gary L. Pilgrim, Michael S. Sutton, Jerome
J. Heppelmann and Raymond J. McCaffrey managed this Fund since August 19, 2002. The work experience of the team is noted above.

REIT Fund

A team of Heitman's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Strategic Small Company Fund

James M. Smith, CFA, has co-managed the Fund since its inception in 1996. He manages the growth portion of the Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 21 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of the Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and Focused Value Funds. Mr. Heppelmann has co-managed the fund since June, 1999.

IRA Capital Preservation Fund

A team of Dwight's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Cash Reserves Fund

Timothy Smith has managed the Fund since October 22, 2002. Mr. Smith has worked closely with Mr. Keogh, the Fund's previous portfolio manager, since the Fund's inception in 1995. Mr. Smith is a Vice President and Associate of Wellington Management. Mr. Smith also is the Chairman of Wellington Management's Money Market Strategy Group. Prior to joining Wellington Management in 1992, Mr. Smith spent seven years with Fidelity Investments.

Your Investment

Pricing Fund Shares

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments (including wrapper agreements) are priced at fair value as determined in good faith by PBHG Funds' Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. The IRA Capital Preservation Fund may use a pricing service to value some of its assets, such as debt securities or foreign securities. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Cash Reserves Fund, Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

Choosing a Share Class

Classes of Shares

Two classes of each Fund are offered by this prospectus: Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a sales class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

-------------------------------------------------------------------------------------------------------
                                                 CLASS A                             CLASS C
-------------------------------------------------------------------------------------------------------
Initial Sales Charge                  up to 5.75%                         None
-------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge      None (except on redemptions of      1.00% on redemptions within
(CDSC)                                certain large purchases held for    one year
                                      less than one year)
-------------------------------------------------------------------------------------------------------
Distribution and Service Fees         0.25%                               1.00%
-------------------------------------------------------------------------------------------------------
Dividends                             Generally higher than Class C       Generally lower than Class A
                                      due to lower annual expenses        due to higher annual expenses
-------------------------------------------------------------------------------------------------------
Typical Shareholder                   Generally more appropriate for      Generally more appropriate
                                      long-term investors                 for short-term investors
-------------------------------------------------------------------------------------------------------

Sales Charges

Class A Shares.

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge). Class A shares are divided into three categories: Equity Funds, Fixed Income Funds and PBHG IRA Capital Presentation Fund. Each category has a different schedule of initial sales charges. The term Public Offering Price used below includes a Fund's NAV plus any applicable initial sales charge.

Equity Funds. Class A shares of the following Funds (the "Equity Funds") are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: PBHG Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Select Growth, Clipper Focus,

Focused, Large Cap, Mid-Cap, Small Cap, Small Cap Value, Disciplined Equity, REIT, Strategic Small Company and Technology & Communications Funds.

                                          Investor's Initial Sales Charge
                                        ------------------------------------

                                              As a                 As a
                                           Percentage           Percentage
          Amount of Investment in         of the Public         of the Net
            Single Transaction          Offering Price(1)    Amount Invested
          -----------------------       -----------------    ---------------
                  $0 - 99,999                 5.75%               6.10%
            $100,000 - 249,999                4.50%               4.71%
            $250,000 - 499,999                3.25%               3.36%
            $500,000 - 999,999                2.00%               2.04%

Fixed Income Funds. There are currently no Funds offered in this group.

PBHG IRA Capital Preservation Fund. Class A shares of the PBHG IRA Capital Preservation Fund are currently sold with an initial sales charge ranging from 2.00% to 1.25% of the offering price on purchases of less than $1 million.

                                              Investor's Sales Charge
                                         -----------------------------------
                                              As a                 As a
                                           Percentage           Percentage
          Amount of Investment in         of the Public         of the Net
            Single Transaction           Offering Price      Amount Invested
          -----------------------        --------------      ---------------
                  $0 -99,999                  2.00%               2.04%
            $100,000 - 249,000                1.75%               1.78%
            $250,000 - 499,999                1.50%               1.52%
            $500,000 - 999,999                1.25%               1.27%

Class A Purchases Not Subject to Sales Charges

Certain investors may be eligible to purchase Class A shares at net asset value and not pay an initial sales charge. You will not pay initial sales charges:

o on purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of a Fund (except the PBHG Cash Reserves
      Fund) purchased at net asset value may result in your paying a contingent deferred sales charge if such shares are redeemed within one year of purchase.

o on purchases of Class A shares of PBHG Cash Reserves Fund. However, you may pay a contingent deferred sales charge (CDSC) when you redeem Class A shares of PBHG Cash Reserves Fund if you acquired those shares through an exchange and the shares originally purchased were subject to a CDSC (see "General Policies - Exchanges Between Funds" for more information on exchanges between Funds).

o     on shares purchased by reinvesting dividends and distributions

o when exchanging shares among certain Funds (see "General Policies - Exchanges Between Funds" for more information on exchanges between Funds)

o     when using the reinstatement privilege

o     when a merger, consolidation or acquisition of assets of a Fund occurs.

Class A Purchases Eligible for Reductions and Waivers of Sales Charges

PBHG Funds offers certain ways for you to reduce Class A initial sales charges. To be eligible for the initial sales charge reduction, you must inform your broker-dealer or financial advisor at the time you purchase shares that you qualify for such a reduction.

Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own.

Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.

Concurrent Purchases

You may combine simultaneous purchases of Class A and Class C shares of two or more Funds to determine your Class A sales charge. Direct purchases of PBHG Cash Reserves Fund is excluded for purposes of this calculation.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a contingent deferred sales charge (CDSC). Like Class A shares, there are different CDSC's for certain funds. Class C shares of Funds in the the Equity and Fixed Income categories are currently sold with a CDSC of 1% on shares redeemed within one year of purchase. Shares of Funds in the Equity or Fixed Income category redeemed after one year will not pay a CDSC. Class C shares of the PBHG IRA Capital Preservation Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase and 0.75% on shares redeemed between the first and second year of purchase. Shares of the PBHG IRA Capital Preservation Fund redeemed after two years will not pay a CDSC.

Class C Purchases Not Subject to CDSC.

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

o if you redeem shares acquired through reinvestment of dividends and distributions

o     on increases in the net asset value of your shares

o on redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period

o     when using the reinstatement privilege

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the Funds' Statement of Additional Information for details.

Computing a CDSC

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Buying Shares

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to each Fund's public offering price. Purchases of shares of each Fund may be made on any day on which the New York Stock Exchange is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern time (2:00 p.m. Eastern time for PBHG Cash Reserves Fund) and promptly transmit the order to the Funds. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day's net asset value.

The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern Time each day the New York Stock Exchange is open.

Concepts to understand

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses. For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax adviser.

Minimum Investments

                                                        Initial      Additional

Regular accounts
     Strategic Small Company Fund                        $5,000      no minimum
     Each Other Fund                                     $2,500      no minimum
     Uniform Gifts/Transfer to
        Minor Accounts                                   $  500      no minimum
Traditional IRAs                                         $2,000      no minimum
Roth IRAs                                                $2,000      no minimum
Coverdell Education Savings Accounts                     $  500      no minimum
Systematic Investment                                    $  500      $25
  Plans 2 (SIP)

2 Provided a SIP is established, the minimum initial investment for each Fund is $500 along with a monthly systematic investment of $25 or more.

Buying shares of IRA Capital Preservation Fund

The IRA Capital Preservation Fund offers its shares to investors who wish to invest in the Fund through one of the following types of individual retirement accounts:

o Plans described in Section 408 of the Internal Revenue Code (includes traditional IRAs, SEP-IRAs and SIMPLE IRAs);

o     Plans described in Section 408A of the Internal Revenue Code (ROTH-IRAs);

o     Plans described in Section 530 of the Internal Revenue Code (Education
      IRAs); and

o     Plans maintained by sole proprietorships (KEOGH Plans).

Selling Shares

You may sell your shares of each Fund by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern

Time (2:00 p.m. Eastern Time for the PBHG Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The redemption price will be reduced by any applicable CDSC. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase.

Redemption/Exchange Fee for IRA Capital Preservation Fund

The IRA Capital Preservation Fund will deduct the following redemption/exchange fee from the redemption or exchange proceeds of any shareholder redeeming or exchanging such shares held for less than twelve months:

         --------------------------------------------------------------
         PBHG IRA Capital Preservation Fund              Redemption Fee
         --------------------------------------------------------------
         Purchases of less than $1 million Class A             2%
         shares
         --------------------------------------------------------------
         Purchases of $1 million or more Class A               2%
         shares that are not subject to a CDSC
         --------------------------------------------------------------
         Purchases of $1 million or more Class A               1%
         shares that are subject to a CDSC
         --------------------------------------------------------------
         Purchases of Class C shares not subject to            2%
         a CDSC
         --------------------------------------------------------------
         Purchases of Class C shares subject to a              1%
         CDSC
         --------------------------------------------------------------

This redemption fee is in addition to any applicable CDSC. In determining how long shares of the Fund have been held, PBHG Funds assumes that shares held by the investor the longest period of time will be sold first.

The Fund will retain the fee for the benefit of the remaining shareholders. The Fund charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.

GENERAL POLICIES

o     Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact your broker-dealer or financial adviser.

Exchanges Between Funds

You may exchange some or all shares of a particular Class of a PBHG Fund for the same Class of another PBHG Fund that offers such Class of shares. Class A shares of a Fund may not be exchanged for Class C shares, and Class C shares of a Fund may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Funds. However, you may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into a Fund whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

Except for PBHG IRA Capital Preservation Fund's redemption/exchange fee discussed in the "Selling Shares" section of this prospectus, there is currently no fee for exchanges. However, a Fund may change or terminate this privilege on 60 days' notice.

Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

To sell shares

Systematic Withdraw Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

o     Complete the applicable section on the account application.

Note: You must maintain a minimum account balance of $5,000 or more.

Distribution and taxes

Except for REIT Fund and Cash Reserves Fund, each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. Cash Reserves Fund pays shareholders dividends from its net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

To maintain a stable NAV, the IRA Capital Preservation Fund may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the Fund to take some or all of the following actions:

o If the Fund distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital;

o If the income the Fund receives exceeds the amount of dividends distributed, the Fund may have to distribute that excess income to shareholders and declare a reverse split of its shares.

o The Fund may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the Fund to remain stable.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxability of Distributions

Type of                   Tax rate for                      Tax rate for
Distribution              15% bracket and lower             higher than 15%

Dividends                 Ordinary income rate              Ordinary income rate
Short-term
  Capital Gains           Ordinary income rate              Ordinary income rate
Long-term
  Capital Gains           10%                               20%

Distribution Arrangements

PBHG Funds(R) has four classes of shares, two of which, Class A and Class C, are offered by this prospectus. The exchange privileges for Class A and Class C shares is discussed in the section "Exchanges Between Funds." Aside from the differences attributable to their exchange privileges, both Classes have the same rights and privileges. In addition, both Classes bear the same fees and expenses except each Class has its own schedule of sales charges and distribution and service fees.

PBHG Funds(R), on behalf of Class A and Class C shares of each Fund, has adopted Distribution Plans and a Service Plan pursuant to which a Fund pays distribution fees to the funds' distributor, PBHG Fund Distributors and service fees to PBHG Fund Distributors, brokers, dealers or other financial intermediaries. Distribution fees are paid for the sale and distribution of all of PBHG Funds' shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to PBHG Fund Distributors are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of Class A and Class C assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See "Fund Summaries" and "Choosing a Share Class" for details on the distribution and service fees.

    ************************ [FINANCIAL HIGHLIGHTS] ************************

For More Information

PBHG Funds

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI)

Provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual/Semi-annual Reports

Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

To obtain information and for shareholder inquiries contact your broker-dealer or other financial intermediary.

You can find reports and other information about PBHG Funds on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser

Pilgrim Baxter & Associates, Ltd.

Distributor

PBHG Fund Distributors

SEC file number 811-04391

PBHG Class A and Class C Prospectus -- 7/03

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED __________, 2003

                                     TRUST:
                                   PBHG FUNDS

                                    CLASSES:
                               CLASS A AND CLASS C

                                     FUNDS:


           PBHG GROWTH FUND                         PBHG VALUE FUND
      PBHG EMERGING GROWTH FUND                 PBHG CASH RESERVES FUND
      PBHG LARGE CAP GROWTH FUND         PBHG TECHNOLOGY & COMMUNICATIONS FUND
       PBHG SELECT GROWTH FUND             PBHG STRATEGIC SMALL COMPANY FUND
        PBHG LARGE CAP 20 FUND                  PBHG CLIPPER FOCUS FUND
         PBHG LARGE CAP FUND              PBHG IRA CAPITAL PRESERVATION FUND
          PBHG MID-CAP FUND                  PBHG DISCIPLINED EQUITY FUND
         PBHG SMALL CAP FUND                        PBHG REIT FUND
      PBHG SMALL CAP VALUE FUND

              INVESTMENT ADVISER: PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Funds (the "Trust" or "Registrant") and the Class A and Class C shares of the Funds named above. It should be read in conjunction with the current Prospectus for the Class A and Class C shares of the Funds. The Prospectus dated July __, 2003 may be obtained without charge by calling 1-800-433-0051.

The Annual Report, except for page 1, is incorporated herein by reference for each Fund. The Annual Report may be obtained without charge by calling 1-800-433-0051.

                                TABLE OF CONTENTS

THE TRUST.....................................................................3
DESCRIPTION OF PERMITTED INVESTMENTS..........................................4
INVESTMENT LIMITATIONS.......................................................29
TRUSTEES AND OFFICERS OF THE TRUST...........................................33
5% AND 25% SHAREHOLDERS......................................................39
THE ADVISER..................................................................42
THE DISTRIBUTOR..............................................................55
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................56
OTHER SERVICE PROVIDERS......................................................58
PORTFOLIO TRANSACTIONS.......................................................59
DESCRIPTION OF SHARES........................................................64
VOTING RIGHTS................................................................64
PURCHASES, REDEMPTIONS AND PRICING OF SHARES.................................65
DETERMINATION OF NET ASSET VALUE.............................................78
TAXES    ....................................................................80
PERFORMANCE ADVERTISING......................................................85

COMPUTATION OF YIELD.........................................................86
CALCULATION OF TOTAL RETURN..................................................87
FINANCIAL STATEMENTS.........................................................93
CREDIT RATINGS...............................................................93

                                    THE TRUST

The Trust is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Trust approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Trust voted to change the name of the Trust to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Trust's name to The PBHG Funds, Inc. On July 16, 2001, The PBHG Funds, Inc. was reorganized as a Delaware business trust and the Trust's name changed to PBHG Funds.

Effective with the close of business on December 14, 2001, PBHG Clipper Focus Fund acquired the assets of Clipper Focus Portfolio of UAM Funds Trust, and PBHG REIT Fund acquired the assets of Heitman Real Estate Portfolio of UAM Funds Trust. Effective with the close of business on January 11, 2002, PBHG Disciplined Equity Fund acquired the assets of Analytic Enhanced Equity Fund of UAM Funds II, Inc. and PBHG IRA Capital Preservation Fund acquired the assets of IRA Capital Preservation Portfolio of UAM Funds Trust. In addition, for the period July 27, 1998 to April 7, 1999, the Institutional Class shares of the Analytic Enhanced Equity Fund were known as the Class A Shares of the PBHG Advisor Enhanced Equity Fund, a series of the PBHG Advisor Funds, Inc. Pilgrim Baxter managed and Analytic Investors sub-advised the PBHG Advisor Enhanced Equity Fund. On April 7, 1999, the PBHG Advisor Funds, Inc. changed its name to UAM Funds, II and the Class A shares of the PBHG Advisor Enhanced Equity Fund were renamed the Institutional Class shares of the Analytic Enhanced Equity Fund. From July 1, 1993 (commencement of operations) to July 27, 1998, the Class A shares of the PBHG Advisor Enhanced Equity Fund were known as the Analytic Enhanced Equity Portfolio, a series of the Analytic Series Fund, Inc. The Analytic Enhanced Equity Portfolio was managed by Analytic Investors, the Fund's sub-adviser. On July 27, 1998, the Class A Shares of the PBHG Advisor Enhanced Equity Fund acquired the assets and assumed the liabilities of the Analytic Enhanced Equity Portfolio.

This Statement of Additional Information relates to all Funds of the Trust. Shareholders may purchase shares through four separate classes, PBHG Class, Advisor Class (formerly the Trust Class), Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO ONLY THE CLASS A AND CLASS C SHARES OF THE TRUST. No investment in shares of a Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Funds.

Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Fund. The table below sets forth the sub-advisers and the Funds that they sub-advise.

---------------------------------------------------------- -------------------------------
                               SUB-ADVISER                                   FUNDS
---------------------------------------------------------- -------------------------------
Wellington Management Company, LLP                         Cash Reserves Fund
("Wellington Management")
---------------------------------------------------------- -------------------------------
Pacific Financial Research, Inc. ("PFR")                   Clipper Focus Fund
---------------------------------------------------------- -------------------------------
Analytic Investors, Inc. ("Analytic")                      Disciplined Equity Fund
---------------------------------------------------------- -------------------------------
Dwight Asset Management Company ("Dwight")                 IRA Capital Preservation Fund
---------------------------------------------------------- -------------------------------
Heitman Real Estate Securities LLC (formerly named         REIT Fund
Heitman/PRA Securities Advisors LLC) ("Heitman")
---------------------------------------------------------- -------------------------------
Thompson, Siegel & Walmsley, Inc.                          Small Cap Value Fund
---------------------------------------------------------- -------------------------------

                      DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

         o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

         o Factors affecting an entire industry, such as increases in production costs; and

         o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. A Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Fund's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Fund's total assets. In instances involving the purchase of futures contracts by a Fund, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Fund, the securities underlying such futures contracts or options will at all times be maintained by that Fund or, in the case of index futures contracts, the Fund will own securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from a Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intend to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its Fund securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Funds.

A Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Fund may enter into contracts to write over-the-counter options with primary dealers. The Funds have established standards of creditworthiness for these primary dealers, although the Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives the Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although a Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Fund and clients advised by the Adviser or the applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if s Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

The Funds may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs"). Since such mutual funds pay management fees and other expenses, shareholders of the Funds would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or
(iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Advisers determine the liquidity of the Trust's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser or Sub-Advisers may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Fund other than Cash Reserves limits the amount of total assets it invests in restricted securities to 15%. The Cash Reserves Fund limits the amount of total assets it invests in restricted securities to 10%.

FOREIGN CURRENCY TRANSACTIONS

A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Fund's currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

The Fund will only invest in a security issued by a commercial bank if the bank:

         o Has total assets of at least $1 billion, or the equivalent in other currencies; and

         o Is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

         o Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

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

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund's assets. The Funds are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Funds will maintain liquid assets in such accounts in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. Only the Small Cap, Mid-Cap, Large Cap, Mid-Cap Value, Small Cap Value, Disciplined Equity, Special Equity, IRA Capital Preservation and REIT Funds are permitted to invest in these securities. These Funds use segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

         o The borrower must provide collateral at least equal to the market value of the securities loaned;

         o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

         o The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

         o        The Fund must be able to terminate the loan at any time;

         o The Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

         o The Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Fund could:

         o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

         o        Experience delays in recovering its securities.

The Funds currently do not intend to engage in securities lending.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. The Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Fund typically sells securities short to:

         o        Take advantage of an anticipated decline in prices.

         o        Protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  A Fund will not short sell a security if:

         o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets;

         o The market value of the securities of any single issuer that have been sold short by a Fund would exceed two percent (2%) of the value of a Fund's net assets; and

         o Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of a Fund.

EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

CREDIT RATING

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser or sub-adviser may determine that it is of investment-grade. The adviser or sub-adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The adviser or sub-adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The adviser or sub-adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Fund (other than the Cash Reserves and IRA Capital Preservation Funds) may be more suitable for long-term investors who can bear the risk of these fluctuations. The Emerging Growth Fund, Small Cap Fund, Small Cap Value Fund and Strategic Small Company Fund invest extensively in small capitalization companies. The Mid-Cap Fund invests extensively in medium capitalization companies. In certain cases, the Growth Fund, Select Equity Fund, Focused Fund, Technology & Communications Fund, Disciplined Equity Fund and REIT Fund invest in securities of issuers with small or medium market capitalizations. While the Adviser and certain sub-advisers intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

Each Fund (except the Cash Reserves and IRA Capital Preservation Funds) may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Fund invests may not be as great as that of other securities and, if the Funds were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

Each of the Funds may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

INVESTMENTS IN TECHNOLOGY COMPANIES

Each Fund (except the Cash Reserves and IRA Capital Preservation Funds) may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. The Technology & Communications Fund is non-diversified, which means it will invest a higher percentage of its assets in a limited number of technology stocks. As a result, the price change of a single security, positive or negative, will have a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. In addition, the Technology & Communications Fund is concentrated, which means it will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Fund's investments in technology companies. For example, the technology companies in which the Technology & Communications Fund invests may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by the Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

WRAPPER AGREEMENTS

Wrapper Agreements are used in order to stabilize the NAV of the IRA Capital Preservation Fund. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Fund's assets (Covered Assets) up to a specified maximum dollar amount, upon the occurrence of certain specified events. Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement (Crediting Rate) minus withdrawals from Covered Assets and less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Fund, the Crediting Rate used in computing Book Value is the actual yield of the Covered Assets, or an index-based approximation thereof plus or minus the amortization of unrealized gain or loss on the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the purchase and redemption of shares. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Fund. Wrapper providers are generally banks, insurance companies and other financial institutions. The cost of wrapper agreements is typically 0.21% to 0.26% per dollar of Covered Assets per annum.

Generally, under the terms of a Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Fund interests resulting from redemptions of shares by Individual Retirement Account owners, the Wrapper Provider becomes obligated to pay to the Fund the difference. Conversely, the Fund becomes obligated to make a payment to the Wrapper Provider if it is necessary for the

Fund to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Fund and the Wrapper Provider. In some cases, payments may be due upon disposition of Covered Assets; other Wrapper Agreements provide for settlement of payments only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. (Withdrawals generally will arise when the Fund must pay shareholders who redeem shares.)

Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Fund the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay an amount as designated by their contract according to the withdrawal hierarchy specified by the Adviser or sub-adviser in the Wrapper Agreement. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The Fund expects that the use of Wrapper Agreements will under most circumstances permit it to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the covered assets held by the Fund less the expenses of the Fund. HOWEVER, THERE CAN BE NO GUARANTEE THAT THE FUND WILL MAINTAIN A CONSTANT NAV OR THAT ANY SHAREHOLDER WILL REALIZE THE SAME INVESTMENT RETURN AS MIGHT BE REALIZED BY INVESTING DIRECTLY IN THE FUND ASSETS OTHER THAN THE WRAPPER AGREEMENTS. For example, a default or a credit downgrade by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Fund assets and, consequently, the shares. The Wrapper Agreements generally do not protect the Fund from loss if an issuer of portfolio securities defaults on payments of interest or principal or if the issuer's securities lose value because of credit downgrades. Additionally, a Fund shareholder may realize more or less than the actual investment return on the portfolio securities. FURTHERMORE, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE AT ALL TIMES TO OBTAIN WRAPPER AGREEMENTS. Although it is the current intention of the Fund to obtain such agreements covering all of its assets (with the exceptions noted), the Fund may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in the Adviser's or sub-adviser's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Fund were unable to obtain a replacement Wrapper Agreement, participants redeeming shares might experience losses if the market value of the Fund's assets no longer covered by the Wrapper Agreement was below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could prevent the Fund from achieving its investment objective of maintaining a stable NAV. If the Board determines that a Wrapper Provider is unable to make payments when due or if the Wrapper Provider credit rating is downgraded, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Fund maintain a specified percentage of its total assets in short-term investments (Liquidity Reserve). These short-term investments must be used for the payment of withdrawals from the Fund and Fund expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Fund is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Fund than if these assets were invested in longer-term debt securities.

Wrapper Agreements may also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Fund will purchase Wrapper Agreements whose criteria in this regard are consistent with the Fund's investment objective and policies.

Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Fund's ability to hold such downgraded securities.

Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Fund are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Fund enters into particular types of Wrapper Agreements depending upon their respective cost to the Fund and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Fund will enter into participating Wrapper Agreements of open-end maturity.

TYPES OF WRAPPER AGREEMENTS

Non-Participating Wrapper Agreement. Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Fund whenever the Fund sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Fund becomes obligated to make a payment to the Wrapper Provider whenever the Fund sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Fund is protected against decreases in the market value of the Covered Assets below Book value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

Participating Wrapper Agreement. Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Fund to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate and the fair value of the Wrapper Agreement. Generally, all of the Fund's Wrapper Agreements are participating.

Hybrid Wrapper Agreement. Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Fund to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur. For example, a 50/50 hybrid wrap on $100 million of securities would provide for a participating wrapper be in place for the first $50 million of withdrawals which might lead to adjustments in the Crediting Rate, with a non-participating wrapper in place for the next $50 million of withdrawals, with those withdrawals not creating any adjustment to the Crediting Rate.

Fixed-Maturity Wrapper Agreement. A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

Evergreen Wrapper Agreement. An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. Depending on the contractual provisions of the Wrapper Agreement, an Evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets. Generally, all of the Fund's Wrapper Agreements will be evergreen agreements.

ADDITIONAL RISKS OF WRAPPER AGREEMENTS

In the event of the default of a Wrapper Provider, the Fund could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Fund as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the wrapper provider would have no obligation to make payments to the Fund under those circumstances. In such event, the Fund may still have an obligation to the defaulting Wrapper Provider to make payment for the excess market value of the Covered Assets over the Book Value. In addition, the Fund may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper Provider. If the Fund were unable to obtain a replacement Wrapper Agreement, participants redeeming shares might experience losses if the market value of the Fund's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could prevent the Fund from achieving its investment objective of seeking to maintain a stable NAV.

With respect to payments made under the Wrapper Agreements between the Fund and the Wrapper Provider, Non-Participating Wrapper Agreements provide that payments may be due upon disposition of the Covered Assets, while Participating Wrapper Agreements provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Fund securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Fund the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Fund's investment objectives or limitations or to the nature of the Fund's operations. In such event, the Fund may be obligated to pay the Wrapper Provider termination fees. The Fund will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an Evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Fund.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL RESTRICTIONS

Each Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these Fundamental Investment Restrictions include the defined terms "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

1. Each Fund, other than PBHG Large Cap 20 Fund, PBHG Focused Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund and PBHG Clipper Focus Fund, is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

4. A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations, and does not limit PBHG Cash Reserves Fund's investment in domestic bank obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         This limitation does not apply to PBHG Technology & Communications Fund or PBHG REIT Fund.

         Please refer to Non-Fundamental Investment Restriction number 4 for further information. In addition, because PBHG Technology & Communications Fund has an investment policy to concentrate its investments in the group of industries within the technology and communications sectors, and because PBHG REIT Fund has an investment policy to concentrate in the REIT industry, this restriction does not apply to these Funds.

5. A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

         Except for borrowing under Fundamental Restriction number 2, the foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL RESTRICTIONS

Each Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders. Several of these Non-Fundamental Investment Restrictions include the defined term "Pilgrim Baxter Advised Fund." This term means other investment companies and their series portfolios that have Pilgrim Baxter or an affiliate of Pilgrim Baxter as an investment advisor.

1. A Fund may not invest more than 15% of its net assets in illiquid securities (10% for PBHG Cash Reserves Fund). This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
         (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This limitation does not apply to PBHG Large Cap 20 Fund, PBHG Focused Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, and PBHG Clipper Focus Fund.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Fund on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A portfolio may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

4. In complying with the fundamental restriction regarding industry concentration, a Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance). This limitation does not apply to PBHG Technology & Communications Fund or PBHG REIT Fund.

5. In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.

6. A Fund may not invest more than 15% of its total assets in restricted securities.

7. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all if its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         A Fund may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Pilgrim Baxter Advised Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Fund.

All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

Each of the Emerging Growth, Strategic Small Company, Small Cap, Small Cap Value, Mid-Cap, Mid-Cap Value, Large Cap Growth, Large Cap 20, Large Cap, Technology & Communications, Disciplined Equity and REIT Funds has a non-fundamental policy that states under normal conditions, it will invest at least 80% of net assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the Investment Company Act of 1940, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. The portfolio turnover rate for each of the Funds latest fiscal year or fiscal period is specified in the Financial Highlights table. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Maryland. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser.


----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                      THE PBHG
                                             TERM OF                                  FUND FAMILY
                              POSITION     OFFICE* AND          PRINCIPAL              COMPLEX           OTHER
                              HELD WITH     LENGTH OF      OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS, AND AGE        THE TRUST    TIME SERVED        PAST 5 YEARS,            TRUSTEE       HELD BY TRUSTEE
---------------------------- ------------ --------------- ----------------------- ------------------ -----------------
John R. Bartholdson          Trustee      Trustee since   Chief Financial         29                 Director, The
1255 Drummers Lane, Suite                 1995            Officer, The Triumph                       Triumph Group,
200                                                       Group, Inc.                                Inc. since 1992.
Wayne, PA 19087                                           (manufacturing) since
(58) 1992.
---------------------------- ------------ --------------- ----------------------- ------------------ -----------------
Jettie M. Edwards            Trustee      Trustee since   Consultant, Syrus       29                 Trustee,
76 Seaview Drive,                         1995            Associates (business                       Provident
Santa Barbara, California                                 and marketing                              Investment
93108                                                     consulting firm)                           Counsel Trust
(56)                                                      since 1986.                                (investment
                                                                                                     company - 5
                                                                                                     portfolios since
                                                                                                     1992. Trustee,
                                                                                                     EQ Advisors
                                                                                                     Trust
                                                                                                     (investment
                                                                                                     company - 39
                                                                                                     portfolios)
                                                                                                     since 1997.
---------------------------- ------------ --------------- ----------------------- ------------------ -----------------
Albert A. Miller             Trustee      Trustee since   Senior Vice             29                 None
7 Jennifer Drive             1995                         President, Cherry &
Holmdel, New Jersey 07733                                 Webb, CWT Specialty
(68)                                                      Stores 1995 - 2000.
                                                          Advisor and
                                                          Secretary, the
                                                          Underwoman Shoppes
                                                          Inc. (retail clothing
                                                          stores) since 1980.
                                                          Merchandising Group
                                                          Vice President, R.H.
                                                          Macy & Co. (retail
                                                          department stores),
                                                          1958-1995. Retired.
---------------------------- ------------ --------------- ----------------------- ------------------ -----------------


----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

----------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**           Chairman     Trustee since   Chairman, Chief         31                 Director, Old
1400 Liberty Ridge Drive     of the       1995            Executive Officer and                      Mutual (US)
Wayne, PA  19087-5593        Board and                    Director, the Adviser                      Holdings Inc.
(56)                         Trustee                      since 1982.  Trustee,                      since 1996.
                                                          the Administrator
                                                          since May 1996.
                                                          Chairman, Chief
                                                          Executive Officer and
                                                          Director, Value
                                                          Investors, since June
                                                          1996.  Trustee, PBHG
                                                          Fund Distributors
                                                          since January 1998.

---------------------------- ------------ --------------- ----------------------- ------------------ -----------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.


-----------------------------------------------------------------------------------------------------------------------
OFFICERS

-----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD       TERM OF OFFICE* AND     PRINCIPAL OCCUPATION(S) DURING PAST 5
NAME, ADDRESS, AND AGE           WITH THE FUND       LENGTH OF TIME SERVED   YEARS
-------------------------------- ------------------- ----------------------- ------------------------------------------
Gary L. Pilgrim                  President           President since 1997    President and Director, Pilgrim Baxter &
1400 Liberty Ridge Drive                                                     Associates, Ltd. Since 1982.  Trustee,
Wayne, PA  19087                                                             PBHG Fund Services since May 1996.
(61)                                                                         President and Director, Pilgrim Baxter
                                                                             Value Investors, Inc. June 1996 to May
                                                                             2002.

-------------------------------- ------------------- ----------------------- ------------------------------------------
Lee T. Cummings                  Treasurer, Chief    Treasurer, Chief        Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive         Financial           Financial Officer,      Associates, Ltd. since 2001 and Director
Wayne, PA  19087-5593            Officer,            Controller since 1997   of Mutual Fund Operations, Pilgrim
(39)                             Controller                                  Baxter & Associates, Ltd., 1996-2001.
                                                                             President, PBHG Shareholder Services, Inc.
                                                                             since 2001. President, PBHG Fund Distributors
                                                                             since 1999 and Treasurer, PBHG Fund Services,
                                                                             May 1996-1999. President, PBHG Fund
                                                                             Services since December 1998.
-------------------------------- ------------------- ----------------------- ------------------------------------------
John M. Zerr                     Vice President      Vice President and      Senior Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive         and Secretary       Secretary since 1997    Associates, Ltd. Since 2001 and General
Wayne, PA  19087-5593                                                        Counsel and Secretary, Pilgrim Baxter &
(40)                                                                         Associates, Ltd. since November 1996.
                                                                             General Counsel and Secretary, Pilgrim
                                                                             Baxter Value Investors, Inc. November 1996
                                                                             to May 2002. General Counsel and
                                                                             Secretary, PBHG Fund Services since
                                                                             January 1998.  General Counsel and
                                                                             Secretary, PBHG Fund Distributors since
                                                                             January 1998.
-------------------------------- ------------------- ----------------------- ------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
OFFICERS

-----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD       TERM OF OFFICE* AND     PRINCIPAL OCCUPATION(S) DURING PAST 5
NAME, ADDRESS, AND AGE           WITH THE FUND       LENGTH OF TIME SERVED   YEARS
-------------------------------- ------------------- ----------------------- ------------------------------------------
Brian C. Dillon                  Vice President      Vice President since    Chief Compliance Officer, Pilgrim Baxter
1400 Liberty Ridge Drive                             2001                    & Associates, Ltd., PBHG Fund Services
Wayne, PA  19087                                                             and PBHG Fund Distributors since April 2001.
(39)                                                                         Chief Compliance Officer, Pilgrim Baxter Value
                                                                             Investors, Inc., April 2001 to May 2002.
                                                                             Vice President and Senior Compliance Officer,
                                                                             Delaware Investments, 1995-2001.

-------------------------------- ------------------- ----------------------- ------------------------------------------
Robert E. Putney III             Vice President      Vice President and      Vice President, Senior Legal Counsel and
1400 Liberty Ridge Dr.           and Assistant        Assistant Secretary    Assistant Secretary, Pilgrim Baxter &
Wayne, PA 19087                  Secretary           since 2002              Associates, LTD since December 2001;
(42)                                                                         Director and Senior Counsel, Merrill
                                                                             Lynch Investment Managers, L.P. and
                                                                             Princeton Administrators, L.P. until
                                                                             December 2001; Secretary of various
                                                                             Merrill Lynch and Mercury open-end
                                                                             funds, as well as Somerset Exchange Fund
                                                                             and The Europe Fund, Inc. until December
                                                                             2001.

-------------------------------- ------------------- ----------------------- ------------------------------------------
Stepen F. Panner                 Assistant Treasurer  Assistant Treasurer    Fund Administration Manager, Pilgrim
1400 Liberty Ridge Dr.                                since 2000             Baxter & Associates, Ltd. since February
Wayne, PA 19087                                                              2000. Fund Accounting Manager, SEI
(32)                                                                         Investments Mutual Funds Services, 1997-2000.
-------------------------------- ------------------- ----------------------- ------------------------------------------
William P. Schanne               Assistant Treasurer  Assistant Treasurer    Fund Administration Associate, Pilgrim Baxter
1400 Liberty Ridge Dr.                                since 2001             & Associates, Ltd. since August 2001. Fund
Wayne, PA 19087                                                              Accounting Supervision, PFPC, Inc., 1999-2001
(30)                                                                         Fund Accountant, PFPC, Inc., 1998-1999. Annuity
                                                                             Officer and Fund Auditor, Carpenters Health
                                                                             and Welfare of Philadelphia, 1996-1998.
-------------------------------- ------------------- ----------------------- ------------------------------------------
John C. Munch                    Vice President and  Vice President and      Vice President and Assistant Secretary of
One Freedom Valley Drive         Assistant Secretary Assistant Secretary     SEI Investments Global Funds Services and
Oaks, PA 19456                                       since 2002              SEI Investments Distribution Co. since
(31)                                                                         November 2001. Associate, Howard, Rice
                                                                             Nemorvoski, Canady, Falk & Rabkin (law firm)
                                                                             1998-2001, Associate, Seward & Kissel
                                                                             (law firm), 1996-1998.
-------------------------------- ------------------- ----------------------- ------------------------------------------
Timothy D. Barto                 Vice President      Vice President and      Vice President and Assistant Secretary
One Freedom Valley Road          and Assistant       Assistant Secretary     of SEI Investments Co. and Vice
Oaks, PA 19456                   Secretary           since 1999              President and Assistant Secretary of SEI
(34)                                                                         Investments Global Funds Services and SEI
                                                                             Investments Distribution Co. since
                                                                             November 1999. Associate, Dechert Price
                                                                             & Rhoads (law firm) 1997-1999.

-------------------------------- ------------------- ----------------------- ------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

         The Trustees of PBHG Funds are responsible for major decisions relating to each Fund's investment goal, policies, strategies and techniques. The Trustees also supervise the operation of PBHG Funds by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to PBHG Funds. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are Jettie Edwards, John Bartholdson and Albert Miller, comprising all the disinterested Trustees of PBHG Funds. The Nominating and Compensation Committee selects and nominates those persons for membership on the PBHG Funds' Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of PBHG Funds and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of PBHG Funds with legal advice as needed. During PBHG Funds' fiscal year ended March 31, 2002, the Nominating and Compensation Committee held 1 meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for PBHG Funds, monitoring the PBHG Funds' audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire PBHG Funds Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During PBHG Funds' fiscal year ended March 31, 2002, the Audit Committee held 2 meetings.

         The table below provides the dollar range of shares of the Funds and the aggregate dollar range of shares of all funds advised by Pilgrim Baxter, owned by each Trustee as of December 31, 2002.


                                       36


--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------
                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                           SECURITIES IN ALL REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY SECURITIES IN    COMPANIES IN THE PBHG FAMILY COMPLEX
NAME OF TRUSTEE                                  THE FUNDS                           OVERSEEN BY TRUSTEES
---------------------------------- -------------------------------------- ------------------------------------------
John R. Bartholdson

---------------------------------- -------------------------------------- ------------------------------------------

Jettie M. Edwards

--------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------

                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                           SECURITIES IN ALL REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY SECURITIES IN    COMPANIES IN THE PBHG FAMILY COMPLEX
NAME OF TRUSTEE                                  THE FUNDS                           OVERSEEN BY TRUSTEES
---------------------------------- -------------------------------------- ------------------------------------------
Albert A. Miller

---------------------------------- -------------------------------------- ------------------------------------------

INTERESTED TRUSTEE

--------------------------------------------------------------------------------------------------------------------
Harold J. Baxter

---------------------------------- -------------------------------------- ------------------------------------------

Each current Trustee of the Trust received the following compensation during PBHG Funds' fiscal year ended March 31, 2003:


-------------------------------- -------------------- ---------------------- -------------------- -------------------------
NAME OF PERSON,                  AGGREGATE            PENSION OR             ESTIMATED            TOTAL
POSITION                         COMPENSATION         RETIREMENT             ANNUAL               COMPENSATION
                                 FROM                 BENEFITS               BENEFITS UPON        FROM TRUST
                                 TRUST                ACCRUED AS PART        RETIREMENT           AND TRUST COMPLEX
                                                      OF TRUST                                    PAID TO TRUSTEES**
                                                      EXPENSES
-------------------------------- -------------------- ---------------------- -------------------- -------------------------

John R. Bartholdson,                   ______                  N/A                   N/A                   ______
Trustee                                                                                             for services on two
                                                                                                           boards
-------------------------------- -------------------- ---------------------- -------------------- -------------------------

Harold J. Baxter,                        N/A                   N/A                   N/A                    N/A
Trustee*
-------------------------------- -------------------- ---------------------- -------------------- -------------------------

Jettie M. Edwards,                     ______                  N/A                   N/A                   ______
Trustee                                                                                             for services on two
                                                                                                           boards
-------------------------------- -------------------- ---------------------- -------------------- -------------------------

Albert A. Miller,                      ______                  N/A                   N/A                   ______
Trustee                                                                                             for services on two
                                                                                                           boards
-------------------------------- -------------------- ---------------------- -------------------- -------------------------

* Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Compensation expenses are allocated pro rata based on the relative net assets of the Funds included in the Trust Complex.

                             5% AND 25% SHAREHOLDERS

As of July __, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund of the Trust. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of a Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.


-------------------------------------------------------------------------------
PBHG EMERGING GROWTH FUND
-------------------------------------------------------------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG GROWTH FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG SELECT GROWTH FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND - CLASS A
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG CORE GROWTH FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG LARGE CAP 20 FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG LARGE CAP FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG MID-CAP FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG SMALL CAP VALUE FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG FOCUSED FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG CLIPPER FOCUS FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG IRA CAPITAL PRESERVATION FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG DISCIPLINED EQUITY FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

-------------------------------------------------------------------------------
PBHG REIT FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG SMALL CAP VALUE FUND
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
PBHG Class
---------------------------------------------------- --------------------------
Advisor Class
---------------------------------------------------- --------------------------
Class A
---------------------------------------------------- --------------------------
Class C
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------

The Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of each portfolio at July __, 2003.

                                   THE ADVISER

The Trust and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Trust or each of its Funds or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pilgrim Baxter is an indirect wholly owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkely Square, London, WIX 50H, United Kingdom.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund Distributors). PBHG Fund Distributors also serves as distributor to PBHG Insurance Series Fund. The Adviser has discretionary management authority with respect over $10.7 billion in assets as of June 30, 2002. In addition to advising the Funds, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund's average daily net assets as set forth in the table below. In addition, in the interest of limiting the expenses of the Funds during the current fiscal year, the Adviser has signed expense limitation contracts with the Trust on behalf of certain Funds ("Expense Limitation Agreements") pursuant to which, with respect to the Class A and Class

C shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of the Fund's business) as set forth in the table below.

--------------------------------- ----------------------- ---------------------

FUND                              MANAGEMENT FEE          EXPENSE LIMITATION
--------------------------------- ----------------------- ---------------------
GROWTH FUND                              0.85%                         N/A
--------------------------------- ----------------------- ---------------------
EMERGING GROWTH FUND                     0.85%                         N/A
--------------------------------- ----------------------- ---------------------
LARGE CAP GROWTH FUND                    0.75%                         N/A
--------------------------------- ----------------------- ---------------------
SELECT EQUITY FUND                       0.85%                         N/A
--------------------------------- ----------------------- ---------------------
LARGE CAP 20 FUND                        0.85%                        1.50%1
--------------------------------- ----------------------- ---------------------
LARGE CAP FUND                           0.65%                        1.50%1
--------------------------------- ----------------------- ---------------------
MID-CAP FUND                             0.85%                        1.50%1
--------------------------------- ----------------------- ---------------------
SMALL CAP FUND                           1.00%                        1.50%1
--------------------------------- ----------------------- ---------------------
FOCUSED FUND                             0.85%                        1.50%1
--------------------------------- ----------------------- ---------------------
CASH RESERVES FUND                       0.30%                         N/A
--------------------------------- ----------------------- ---------------------
TECHNOLOGY & COMMUNICATIONS FUND         0.85%                         N/A
--------------------------------- ----------------------- ---------------------
STRATEGIC SMALL COMPANY FUND             1.00%                        1.50%1
--------------------------------- ----------------------- ---------------------
CLIPPER FOCUS FUND                       1.00%                        1.50%2
--------------------------------- ----------------------- ---------------------
DISCIPLINED EQUITY FUND                  0.70%3                       1.50%2
--------------------------------- ----------------------- ---------------------
IRA CAPITAL PRESERVATION FUND            0.60%3                       1.25%2
--------------------------------- ----------------------- ---------------------
REIT FUND                                0.85%3                       1.50%2
--------------------------------- ----------------------- ---------------------
PBHG SMALL CAP VALUE FUND
--------------------------------- ----------------------- ---------------------

The investment advisory fees paid by certain of the Funds are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

(1)Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement for these Funds until March 31, 2003. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. Reimbursement by the Funds of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed 1.50%. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than 1.50%; and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis.

(2)Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Clipper Focus Fund, Disciplined Equity Fund, IRA Capital Preservation Fund and the REIT Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees, if any, and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.40%, 0.99%, 1.00% and 1.36%, respectively, until September 25, 2002 and not more than 1.50% (1.25% for IRA Capital Preservation Fund) until March 31, 2003. In any year after September 25, 2002 in which a Fund's assets are greater than $75 million and its total annual operating expenses (exclusive of 12b-1 fees, if any, and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50% (1.25% for IRA Capital Preservation Fund), the Funds' Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on a Fund's behalf during the previous two fiscal years after September 25, 2002.

3Pilgrim Baxter is entitled to receive a management fee of 0.70% under its investment advisory agreement with the Disciplined Equity Fund. Pilgrim Baxter has contractually agreed to waive a portion of its fee and receive a management fee of 0.60% from the Disciplined Equity Fund until September 25, 2002. Pilgrim Baxter is entitled to receive a management fee of 0.60% under its investment advisory agreement with the IRA Capital Preservation Fund. Pilgrim Baxter has contractually agreed to waive a portion of its fee and receive a management fee of 0.50% from the IRA Capital Preservation Fund until September 25, 2002. Pilgrim Baxter is entitled to receive a management fee of 0.85% under its investment advisory agreement with the REIT Fund. Pilgrim Baxter has contractually agreed to waive a portion of its fee and receive a management fee of 0.75% of the first $100 million of the average daily net assets of the REIT Fund and 0.65% of the average daily net assets in excess of $100 million until September 25, 2002.

For the fiscal years and periods ended March 31, 2001, 2002 and 2003, each of the Funds listed below paid or waived the following advisory fees:


---------------------------------- --------------------------------------------- -------------------------------------

              FUND                                  FEES PAID                                FEES WAIVED
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
                                        2001           2002           2003         2001         2002          2003
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Growth                         43,148,656      21,977,721                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Emerging Growth                 8,680,397       4,416,381                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Large Cap Growth                2,726,947       2,316,306                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Select Equity                  12,416,624       4,758,954                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Large Cap 20                    7,817,909       3,631,375                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Large Cap                         880,294       3,519,118                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Mid-Cap                         1,021,571       3,210,006                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Small Cap                       1,874,651       2,775,938                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Focused                           380,314         505,378                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Cash Reserves                   1,766,137       1,321,853                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Technology & Communications    22,046,737       6,635,312                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Strategic Small Company           861,032         938,904                      $0             $0
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Clipper Focus                          $0 (6)  $2,884,503 (3)                  $0 (6)   $106,771 (3)
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Disciplined Equity                     $0 (8)    $165,334 (5)                  $0 (8)    $82,395 (5)
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG IRA Capital Preservation               $0 (9)    $578,408 (4)                  $0 (9)   $319,757 (4)
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG REIT                                   $0 (7)    $179,373 (5)                  $0 (7)    $24,764 (5)
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------
PBHG Small Cap Value                         *               *           *           *              *            *
---------------------------------- --------------- -------------- -------------- --------- --------------- -----------

* Not in operation during the period.

(1) For the period February 12, 1999 (commencement of operations) through March 31, 1999.

(2) For the period May 31, 2000 (commencement of operations) through March 31, 2001.

(3) For the period April 30, 2001 through March 31, 2002.

(4) For the period October 31, 2001 through March 31, 2002.

(5) For the period December 31, 2001 through March 31, 2002.

(6) For the fiscal years ended April 30, 2000 and 2001, the predecessor to PBHG Clipper Focus Fund paid $797,126 and $1,614,701, respectively, in advisory fees to its advisor (now sub-adviser) and its adviser waived $54,587 and $19,109, respectively.

(7) For the fiscal years and periods ended December 31, 2000 and 2001, the predecessor to PBHG REIT Fund paid $712,373 and $712,698, respectively, to its advisor. PBHG REIT Fund paid such fee to Pilgrim Baxter beginning after the close of business December 14, 2001.

(8) For the fiscal years and periods ended December 31,2000 and 2001, the predecessor to PBHG Disciplined Equity Fund paid $863,360 and $531,547, respectively, to its advisor (now sub-adviser) in advisory fees and waived $0 and 98,847, respectively.

(9) For the fiscal years and periods ended October 31,2000 and 2001, the predecessor to PBHG IRA Capital Preservation Fund did not pay any fees to its advisor (now sub-adviser) in advisory fees and waived $79,623 and $163,580, respectively.

                                THE SUB-ADVISERS

WELLINGTON MANAGEMENT COMPANY, LLP

The Trust, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management. The Sub-Advisory Agreement provides certain limitations on Wellington Management's liability, but also provides that Wellington Management shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington Management to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Fund's portfolio, including the purchase, retention and disposition thereof in accordance with the Fund's investment objectives, policies and restrictions;
(ii) provide supervision of the Fund's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Fund, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Registration Statement or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the 1940 Act; provided, however, that this Agreement may be terminated with respect to the Trust (i) by the Trust at any time, without the payment of any penalty, by the vote of a majority of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Trust, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington Management at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Wellington Management is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate equal to 0.075% of the Fund's average daily net assets up to and including $500 million and 0.020% of the Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000.

PACIFIC FINANCIAL RESEARCH, INC.

The Trust, on behalf of the PBHG Clipper Focus Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with PFR. The Sub-Advisory Agreement provides certain limitations on PFR's liability, but also provides that PFR shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates PFR to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by PFR at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, PFR is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of 0.40% of the Portfolio's average net assets.

A team of investment professionals is primarily responsible for the day-to-day management of the PBHG Clipper Focus Fund. Listed below are the investment professionals of the sub-adviser that comprise the team and a description of their business experience during the past five years.

Name and Title                                                  Experience
------------------------------- ----------------------------------------------------------------------------
James Gipson, President,        o        Founded PFR in 1980
Portfolio Manager               o        Previous experience as a Consultant for McKinsey & Co.
                                o        Also served as a Portfolio Manager at Source Capital and
                                         Batterymarch Financial
                                o        Author of WINNING THE INVESTMENT GAME: A GUIDE FOR ALL SEASONS
                                o        Served as an officer in the U.S. Navy
                                o        BA and MA degrees in Economics with honors from the University of
                                         California, Los Angeles
                                o        MBA degree with honors from Harvard Business School


Name and Title                                                  Experience
------------------------------- ----------------------------------------------------------------------------
Douglas Grey, Vice              o        Joined PFR as an Analyst in 1986
President, Portfolio Manager    o        Served as a design analysis engineer for General Motors
                                o        BE, cum laude, in Mechanical/Materials Engineering and Economics from Vanderbilt University
                                o        MBA from University of Chicago
------------------------------- ----------------------------------------------------------------------------
Peter Quinn, Vice President,    o        Joined PFR in 1987 as a Research Associate
Portfolio Manager               o        BS degree in Finance from Boston College
                                o        MBA from the Peter F. Drucker School of Management at the
                                         Claremont Graduate School
------------------------------- ----------------------------------------------------------------------------
Michael Sandler, Vice           o        Joined PFR as an Analyst in 1984
President, Portfolio Manager    o        Served with International Harvester as a Manager of Asset
                                         Redeployment
                                o        Also served with Enterprise Systems, Inc. as a Vice President of
                                         Business Development
                                o        BA with distinction, MBA and JD degrees from the University of
                                         Iowa
------------------------------- ----------------------------------------------------------------------------
Bruce Veaco, Vice President,    o        Joined PFR in 1986 as an Analyst
Portfolio Manager               o        Served as a CPA in the Los Angeles office of Price Waterhouse where he was an Audit Manager
                                o        BA with honors in Economics from the University of California,
                                         Los Angeles
                                o        MBA degree from Harvard Business School
------------------------------- ----------------------------------------------------------------------------


ANALYTIC INVESTORS, INC.

The Trust, on behalf of the PBHG Disciplined Equity Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Analytic. The Sub-Advisory Agreement provides certain limitations on Analytic's liability, but also provides that Analytic shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Analytic to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Analytic at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed, pursuant to section 15(f) of the 1940 Act (the "Section 15(f) Period"), and paid monthly a fee at an annual rate of 0.60% on the assets transferred over to the Portfolio as a result of the reorganization of the Analytic Enhanced Equity Portfolio into the Portfolio (so called "Legacy Assets") and a fee of 0.30% on non-Legacy Assets (in each instance net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Portfolio); and after the expiration of the section 15(f) Period, a fee at an annual rate of 0.35% of the Portfolio's average net assets (net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees, waived, reimbursed or paid by the Adviser in respect of the Portfolio).

Analytic believes the characteristics that drive stock prices can be systematically identified and measured. There are five primary elements used to determine a stock's attractiveness: 1) relative valuation; 2) growth potential;
3) historical return momentum; 4) liquidity; and 5) risk. The valuation process examines dozens of financial measures within these five elements. Analytic accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, Analytic has developed a unique weighting process for each of these financial measures, which allows our approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The enhanced equity process commences by developing rankings for all the companies in the equity universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the equity universe. In the process, Analytic's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral. The Disciplined Equity Fund's portfolio is monitored daily, and re-balanced periodically to ensure optimum performance. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the equity universe. The Fund seeks to be fully invested at all times.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the Disciplined Equity Fund and a brief biographical description of each member.


  Manager                                   Experience
  --------------------- ------------------- --------------------------------------------------------------------
  Harindra de Silva     Employment
                        4/98 to present     Analytic Investors, Inc., President
                        4/98 to present     Analytic/TSA Investors, Inc., President
                        10/96 to 4/98       Analytic Investors, Inc., Managing Director
                        5/95 to 10/96       Analytic Investors, Inc., Director of Research
                        10/97 to 4/98       Analytic/TSA Investors, Inc., Managing Director
                        1/99 to present     Analytic US Market Neutral, Ltd., Director
                        4/97 to 4/98        Analytic Optioned Equity Fund, President
                        4/86 to 3/98        Analysis Group (Economic Management Consultant), Principal
                        5/93 to 3/98        AG Risk Management (Investment Management Consultant), President
                                                Analytic Series Fund,  President
                        Education           Ph.D. in Finance from the University of California, Irvine
                                            MBA in Finance and an MS in Economic Forecasting from the
                                                University of Rochester
                                            BS in Mechanical Engineering from the University of Manchester
                                                Institute of Science and Technology
                        Other               Chartered Financial Analyst
                                            Member of Association for Investment Management and Research
                                            Member of the American Finance Association
                                            Member of the International Association of Financial Analysts
  --------------------- ------------------- --------------------------------------------------------------------
  Dennis M. Bein        Employment
                        8/95 to present     Analytic Investors, Inc., Portfolio Manager
                        8/95 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                        1990 to 1998        Analysis Group, Inc. (Economic Management Consultant), Senior
                                                Associate
                        Education           MBA from the Anderson Graduate School of Management at the
                                                University of California, Riverside
                                            Undergraduate studies in Business Administration from the Anderson
                                                Graduate School of Management at the University of California,
                                                Riverside
                        Other               Chartered Financial Analyst
                                            Member of Association for Investment Management and Research
                                            Member of the Institute of Chartered Financial Analysts
                                            Member of the Los Angeles Society of Financial Analysts
  --------------------- ------------------- --------------------------------------------------------------------
  Greg McMurran         Employment
                        1/98 to present     Analytic Investors, Inc., Chief Investment Officer
                        2/96 to 1/98        Analytic Investors, Inc., Director and Portfolio Manager
                        10/97 to present    Analytic/TSA Investors, Inc., Chief Investment Officer
                        10/76 to 2/96       Analytic Investment Management, Senior Vice President and Senior
                                                Portfolio Manager
                        Education           MA in Economics at California State University, Fullerton
                                            BS in Economics from the University of California, Irvine
  --------------------- ------------------- --------------------------------------------------------------------

  Manager                                   Experience
  --------------------- ------------------- --------------------------------------------------------------------
  Scott Barker          Employment
                        8/95 to present     Analytic Investors, Inc., Portfolio Manager
                        8/95 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                        1993 to 1998        Analysis Group, Inc. (Economic Management Consultant), Research
                                                Analyst

                        Education           BA in Physics from Pomona College

                        Other               Chartered Financial Analyst
                                            Member of Association for Investment Management and Research
                                            Member of the Los Angeles Society of Financial Analysts
  --------------------- ------------------- --------------------------------------------------------------------
  Robert Murdock,       Employment
  Ph.D.                 11/97 to present    Analytic Investors, Inc., Portfolio Manager
                        11/97 to present    Analytic/TSA Investors, Inc., Portfolio Manager
                        9/91 to 7/97        Anderson Graduate School of Management at the University of
                                                California, Los Angeles, Researcher.
                        9/89 to 8/91        Institute for Policy Reform, Manager
                        Education           Ph.D in Management, Anderson Graduate School of Management at the
                                                University of California, Los Angeles
                                            MA in Economics from the University
                                            of Pennsylvania MBA, Amos Tuck
                                            School of Business BS in Economics
                                            and Math from University of Wyoming
  --------------------- ------------------- --------------------------------------------------------------------
  Douglas Savarese      Employment
                        8/96 to present     Analytic Investors, Inc., Portfolio Manager
                        8/96 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                        11/97 to 10/98      Analysis Group (Economic Management Consultant), Senior Associate
                        Education           BA in Mathematics and BS in Business Studies from the Richard
                                                Stockton College
  --------------------- ------------------- --------------------------------------------------------------------
  Steven Sapra          Employment
                        9/99 to present     Analytic Investors, Inc., Portfolio Manager
                        9/99 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                        7/97 to 8/99        BARRA, Inc., Consultant
                        Education           MA in Economics, University of Southern California
                                            BS in Economics, California State Polytechnic University, Ponoma

DWIGHT ASSET MANAGEMENT COMPANY

The Trust, on behalf of the PBHG IRA Capital Preservation Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Dwight. The Sub-Advisory Agreement provides certain limitations on Dwight's liability, but also provides that Dwight shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Dwight to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Dwight at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Dwight is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed, pursuant to section 15(f) of the 1940 Act (the "Section 15(f) Period"), and paid monthly a fee at an annual rate of 0.50% on the assets transferred over to the Portfolio as a result of the reorganization of the IRA Cash Preservation Portfolio into the Portfolio (so called "Legacy Assets") and a fee of 0.25% on non-Legacy Assets (in each instance net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Portfolio); and after the expiration of the section 15(f) Period, a fee at an annual rate of 0.30% of the Portfolio's average net assets (net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees, waived, reimbursed or paid by the Adviser in respect of the Portfolio).

A team of investment professionals is primarily responsible for the day-to-day management of the PBHG IRA Capital Preservation Fund. Listed below are the investment professionals of the sub-adviser that comprise the team and a description of their business experience during the past five years.

Name and Title                                                       Experience
------------------------------- --------------------------------------------------------------------------------------
John K. Dwight, President,      Mr. Dwight has twenty-six years of stable value investment experience and is a
Member of Investment Committee  founding member of the Stable Value Investment Association.  He received his B. A.
                                from the University of North Carolina.
------------------------------- --------------------------------------------------------------------------------------
Laura P. Dagan,  Managing       Ms. Dagan has twenty-one years of fixed income investment experience, with fourteen
Director, Portfolio             years of stable value investment experience with the adviser.  She is a Founding
Management,                     Director and Past President of the Vermont Security Analysts Society of the
Member of Investment            Association for Investment Management and Research  (AIMR).  She received her B.S.
Committee                       from Bucknell University. Ms. Dagan is a Chartered Financial Analyst.
------------------------------- --------------------------------------------------------------------------------------
David T. Kilborn, Senior        Mr. Kilborn has eleven years of investment experience, with six years of stable
Vice President, Fixed Income,   value investment experience since joining the adviser in 1995.  Prior to that time,
Member of Investment Committee  he was a Fixed Income Securities Trader at Nations Banc Capital Markets, Charlotte,
                                North Carolina.  He received his B.S. from Trinity College.  Mr. Kilborn is a
                                Chartered Financial Analyst.

Name and Title                                                       Experience
------------------------------- --------------------------------------------------------------------------------------
John M. Loud, Vice              Mr. Loud has twenty-six years of investment banking experience and four years of
President, Portfolio            stable value investment experience since joining the adviser in 1997.  Prior to
Management                      joining Dwight, Mr. Loud was self-employed as a consultant to various business enterprises. He received his B.A. from the University of North Carolina.
------------------------------- --------------------------------------------------------------------------------------
Andrew D. Beaumier,             Mr. Beaumier has seven years of accounting and public/private compliance experience
Assistant Vice President,       and three years stable value investment experience since joining the adviser in
Portfolio Management            1998.  Prior to that time, he was employed by Howard Bank (banking) and Gallagher &
                                Flynn (accounting) in Burlington, Vermont.  He received his B.S. from Lyndon State
                                College.
------------------------------- --------------------------------------------------------------------------------------

HEITMAN REAL ESTATE SECURITIES LLC

The Trust, on behalf of the PBHG REIT Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Heitman. The Sub-Advisory Agreement provides certain limitations on Heitman's liability, but also provides that Heitman shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Heitman to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Heitman at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed, pursuant to section 15(f) of the 1940 Act (the "Section 15(f) Period"), and paid monthly at an annual rate of 0.75% on the first $100 million and 0.65% on assets over $100 million of the assets transferred over to the Portfolio as a result of the reorganization of the Heitman Real Estate Portfolio into the Portfolio (so called "Legacy Assets") and a fee of 0.37% on non-Legacy Assets (in each instance net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Portfolio); and after the expiration of the section 15(f) Period, a fee at an annual rate of 0.425% of the Portfolio's average net assets (net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees, waived, reimbursed or paid by the Adviser in respect of the Portfolio).

Heitman believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The sub-adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

A team of investment professionals is primarily responsible for the day-to-day management of the Fund. The investment professionals of the sub-adviser that comprise the team and a description of their business experience during the past five years are provided below.

Timothy J. Pire, CFA, is president of the sub-adviser with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, L.P. from 1992 to 1994.

Reagan A. Pratt is vice president of the sub-adviser with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser, Mr. Pratt served as vice president of investment research for Heitman Capital Management in Chicago from 1994 to 1997.

Larry S. Antonatos is vice president of the sub-adviser with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees the sub-adviser's trading positions. Prior to joining the sub-adviser, Mr. Antonatos served as associate director with Fitch Investors Service, L.P. in New York City (1997-1998) and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago from 1992 to 1997.

Jerry Ehlinger, CFA is a Senior Vice President and Portfolio Manager of Heitman's U.S. Public Securities Group. Mr. Ehlinger brings to the investment team six years of real estate and securities experience. His principal focus is on company analysis. Prior to joining Heitman, Mr. Ehlinger was employed with Morgan Stanley Dean Witter Investment Management, where he followed real estate securities for the Real Estate Equity Fund. He also worked on the sell side at Morgan Stanley Dean Witter following the real estate and specialty chemical industries. As a sell side analyst, Mr. Ehlinger gained first hand experience with the securitization of real estate, working on numerous secondary and initial public offerings along with mergers and corporate reorganizations.

THOMPSON, SIEGEL & WALMSLEY, INC.

The Trust, on behalf of the PBHG Small Cap Value Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with TS&W. The Sub-Advisory Agreement provides certain limitations on TS&W's liability, but also provides that TS&W shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates TS&W to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by TS&W at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, TS&W is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

In approving the investment advisory and sub-advisory agreements for Clipper Focus Fund, IRA Capital Preservation Fund, Disciplined Equity Fund and REIT Fund, the Board of Trustees considered various matters including the proposal to merge the assets of the corresponding fund in the UAM Fund Family into its PBHG counterpart and the proposal to engage the current adviser for each these UAM funds as sub-adviser for the corresponding PBHG fund. The Trustees also considered information they regularly consider when determining whether to continue a particular fund's investment advisory and sub-advisory agreements from year to year. This information includes, among other things: the qualifications of the professional staff, resources and investment process of Pilgrim Baxter, PFR, Dwight, Heitman and Analytic (collectively, the "Advisers"); the terms of each investment advisory and sub-advisory agreement, the scope and quality of the services that the Advisers have been providing to the Funds, the investment performance of each Fund and of comparable funds managed by other advisors over various periods, the advisory rates payable by the Funds and Pilgrim Baxter and by other funds and client accounts managed by the Advisers and payable by comparable funds managed by other advisers, including potential fall-out benefits to Pilgrim Baxter; each Fund's total expense ratio and expense limitation agreement and the total expense ratios of comparable funds managed by other advisers; and the profitability and financial condition of the Advisers.

In approving the Advisory Agreement and Sub-Advisory Agreement for the PBHG Small Cap Value Fund, the Board of Trustees considered various matters including the proposal to merge the assets of the TS&W Small Cap Value Fund LLC into the Fund and the proposal to engage the current adviser for the TS&W Small Cap Value Fund LLC as sub-adviser for the Fund. The Trustees also considered information they regularly consider when determining whether to continue a particular fund's investment advisory and sub-advisory agreements from year to year. This information includes, among other things: the qualifications of the professional staff, resources and investment process of Pilgrim Baxter and TS&W (collectively, the "Advisers"); the terms of each investment advisory and sub-advisory agreement, the scope and quality of the services that the sub-adviser has been providing to the TS&W Small Cap Value Fund LLC, the investment performance of comparable funds managed by other advisors over various periods, the advisory rates payable by the Fund and Pilgrim Baxter and by other funds and client accounts managed by the Advisers and payable by comparable funds managed by other advisers, including potential fall-out benefits to Pilgrim Baxter; the Fund's total expense ratio and expense limitation agreement and the total expense ratios of comparable funds managed by other advisers; and the profitability and financial condition of the Advisers.

In approving the investment advisory agreement for the other Funds and the sub-advisory agreement for Cash Reserves Fund, the Board of Trustees considered various matters relating to Old Mutual plc acquiring the outstanding common stock of United Asset Management, the parent company of Pilgrim Baxter, the Funds' investment adviser, including the following: Old Mutual's financial strength and asset management experience; Old Mutual's commitment to retain Pilgrim Baxter's existing corporate structure and management team; the terms of new arrangements with Pilgrim Baxter's principals; the fact that there would be no changes to the Funds' advisory fees and no material differences in the Fund's expense limitation agreements; the fact that there would be no unfair burden , as defined in the 1940 Act, imposed on the Funds as a result of Old Mutual acquiring UAM, the qualifications of Pilgrim Baxter and the importance of maintaining continuity of Fund management. In addition, the Trustees considered information they regularly consider when determining whether to continue a particular Fund's investment advisory and, and in the case of Cash Reserve Fund, sub-advisory agreement with Wellington from year-to-year. This information included, among other things, the following: the qualifications of the professional staff, resources and investment process of Pilgrim Baxter and Wellington, in the case of Cash Reserves Fund; the terms of the investment advisory and sub-advisory agreement, the scope and quality of the services that Pilgrim Baxter and Wellington provide to the Funds, the investment performance of each Fund and of comparable funds managed by other advisers over various periods, the advisory rates payable by the Funds and Pilgrim Baxter (to Wellington for sub-advisory services) and by other funds and client accounts managed by Pilgrim Baxter and Wellington and by comparable funds managed by other advisers, including potential fall-out benefits to Pilgrim Baxter; each Fund's total expense ratio and expense limitation agreement (where applicable) and the total expense ration of comparable funds managed by other advisers; and the profitability and financial condition of Pilgrim Baxter and Wellington.

                                 THE DISTRIBUTOR

PBHG Fund Distributors (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated January 28, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593. Prior to July 16, 2001, SEI Investment Distribution Co. served as principal underwriter for the predecessor of the Trust. SEI received no compensation for serving in such capacity. The Distributor is contractually required to continuously distribute the securities of the Trust.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C , the Trust shall pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of the Class A of Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of the Class A or Class C shares, as set forth in the then current prospectus or statement of additional information with respect to the Class A and Class C shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Pursuant to the Service Plan for Class A and Class C, the Trust shall pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Class A or Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

The Distributor shall prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution and Service Plans, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

No compensation was paid to the Distributor for distribution services regarding Class A and Class C shares for the fiscal years ended March 31, 2001, 2002 and 2003 as no Class A or Class C shares were sold during these periods.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on January 28, 2001 pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 28, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Trust and PBHG Insurance Series Fund calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect until December 31, 2004, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

Prior to July 16, 2001, the Sub-Administrator assisted the Administrator in connection with the administration of the business and affairs of the predecessor of the Trust pursuant to a Sub-Administration Services Agreement dated July 1, 1996, as amended January 1, 2001 ("Former Agreement"). The Sub-Administrator's duties under the Former Agreement were substantially similar to its duties under the current Sub-Administration Agreement. Effective January 1, 2001 the Administrator paid the Sub-Administrator fees under the Former Agreement at the annual rate noted in the previous paragraph. Prior to January 1, 2001, the Administrator paid the Sub-Administrator fees at the annual rate based on the combined average daily net assets of the Trust and PBHG Insurance Series Fund calculated as follows: (i) 0.040% of the first $2.5 billion, plus
(ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

For the fiscal years and periods ended March 31, 2000, 2001 and 2002 each of the Funds listed below paid the following administration fees:

---------------------------------- --------------------------------------------------- ---------------------------------
              FUND                                     FEES PAID                                 FEES WAIVED
---------------------------------- --------------------------------------------------- ---------------------------------
                                         2001              2002             2003          2001       2002       2003
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Growth                          $7,614,469        $3,878,421                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Emerging Growth                 $1,531,835          $779,361                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Large Cap Growth                  $545,389          $463,261                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Select Equity                   $2,191,169          $839,815                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Large Cap 20                    $1,379,631          $640,831                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Large Cap                         $203,145          $812,104                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Mid-Cap                           $180,277          $566,472                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Small Cap                         $272,523          $416,391                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------

---------------------------------- --------------------------------------------------- ---------------------------------
              FUND                                     FEES PAID                                 FEES WAIVED
---------------------------------- --------------------------------------------------- ---------------------------------
                                         2001              2002             2003          2001       2002       2003
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Focused                            $67,114           $89,184                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Cash Reserves                     $881,822          $660,927                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Technology & Communications     $3,890,601        $1,170,940                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Strategic Small Company           $124,491          $137,694                          $0          $0
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Clipper Focus                           $0 (5)      $336,245 (2)                      $0 (5)      $0 (2)
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Disciplined Equity                      $0 (5)       $35,462 (4)                      $0 (5)      $0 (4)
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG IRA Capital Preservation                $0 (5)      $145,980 (3)                      $0 (5)      $0 (3)
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------

---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG REIT                                    $0 (5)       $31,654 (4)                      $0 (5)      $0 (4)
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------
PBHG Small Cap Value                          *                 *           *               *           *         *
---------------------------------- ----------------- ----------------- --------------- ----------- --------- -----------

*   Not in operation during the period.

(1) For the period from May 31, 2000 (commencement of operations) through March
31, 2001.

(2) For the period April 30, 2001 through March 31, 2002.

(3) For the period October 31, 2001 through March 31, 2002.

(4) For the period December 31, 2001 through March 31, 2002.

(5) For the fiscal years ended April 30, 2000 and 2001, the predecessor to PBHG
Clipper Focus Fund paid $168,745 and $234,295, respectively, in administration fees.

For the fiscal years ended December 31,2000 and 2001, the predecessor to PBHG
REIT Fund paid $329,374 and $151,299, respectively, in administration fees. Such fees were paid by PBHG REIT Fund to the Trust's Administrator and Sub-Administrator beginning after the close of business December 14, 2001. For the fiscal years ended December 31,2000 and 2001, the predecessor to PBHG
Disciplined Equity Fund paid $159,689 and $131,199, respectively, in administration fees. For the fiscal years ended October 31,2000 and 2001, the predecessor to IRA Capital Preservation Fund paid $92,035 and $93,067, respectively, in administration fees. These fees were paid to the predecessor fund's Administrator and Sub-Administrator. Prior to April 1, 2001, UAM Fund
Services served as Administrator to the Funds and SEI Investments Mutual Fund
Services served as Sub-Administrator to the Funds. Beginning April 1, 2001, SEI
Investments Mutual Fund Services became Administrator to the Funds. Going forward such fees will be paid to the Trust's Administrator and Sub-Administrator.

                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Funds. PBHG Shareholder Services, Inc. ("PBHG SSI"), an affiliate of the Adviser, serves as sub-shareholder

                                       58

servicing agent for the Trust under a sub-shareholder servicing agreement between PBHG SSI and the Administrator. The principal place of business of PBHG
SSI is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's
Transfer Agent for providing these services to shareholders investing directly in the Trust.

CUSTODIAN

Wachovia Bank N.A. (the "Custodian"), 123 S. Broad Street, Philadelphia,
Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

 [___________________] serves as counsel to the Trust. [______________________]
serves as the independent accountants of the Trust.

                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Funds best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser or Sub-Advisers may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Funds. In the case of securities traded in the over-the-counter market, the Adviser of the Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-advisers under the Advisory and Sub-Advisory Agreements. If, in the judgment of the Adviser or Sub-Adviser, a Fund or other accounts managed by the Adviser

                                       59

or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Funds.

The Adviser or Sub-Advisers are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account.
In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Funds may request that the Adviser or Sub-Advisers direct the Funds' brokerage to offset certain expenses of the Funds. The Adviser or Sub-Advisers, attempt to fulfill directed brokerage subject to achieving best execution.
Although the Adviser or Sub-Advisers attempt to satisfy the Funds' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate.
This may cause the Funds to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Advisers been able to choose the broker or dealer to be utilized.

By directing a portion of a Fund's generated brokerage commissions, the Adviser or Sub-Advisers may not be in a position to negotiate brokerage commissions on the Fund's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisors. In cases where the Funds have instructed the Adviser or Sub-Advisers to direct brokerage to a particular broker or dealer, orders for the Funds may be placed after brokerage orders for accounts that so not impose such restrictions.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's or the Trust's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Funds. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities
Dealers, Inc. ("NASD") and subject to seeking best execution and such other

                                       60

policies as the Board of Trustees may determine, the Advisers may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Trust's Board of Trustees, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The Codes of Ethics allow trades to be made in securities that may be held by a Fund. However, it prohibits a person from taking advantage of Fund trades or from acting on inside information. In addition, the Trust's
Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Adviser's and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2003, 2002 and 2001, each of the Funds listed below paid brokerage fees noted in the table below. For certain
Funds, the total amount of brokerage commissions paid during the last fiscal year differed materially from the amount paid during the preceding two fiscal years. This difference is due to increased trading resulting from unique buying and selling opportunities in extreme market volatility.

====================================================== =====================================================
                                                                    TOTAL AMOUNT OF BROKERAGE
FUND                                                                     COMMISSIONS PAID
                                                       -----------------------------------------------------
                                                             2001               2002              2003
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Growth                                               $2,264,121         $5,546,664
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Emerging Growth                                        $331,748         $1,627,958
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Large Cap Growth                                       $842,087           $760,066
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Select Equity                                        $1,380,422         $2,330,482
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Large Cap 20                                         $1,255,405         $1,170,057
------------------------------------------------------ ----------------- ------------------- ---------------
`
PBHG Large Cap                                            $4,277,442        $15,052,752
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Mid-Cap                                                $927,327         $2,890,623
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Small Cap                                            $1,104,827         $1,396,504
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Focused                                                $428,627           $721,648
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Cash Reserves                                                $0                 $0
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Technology & Communications                          $4,107,148         $3,084,206
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Strategic Small Company                                $274,874           $319,703
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Clipper Focus                                                $0 (5)       $684,235 (2)
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Disciplined Equity                                           $0 (5)       $134,122 (4)
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG IRA Capital Preservation                                     $0 (5)             $0 (3)
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG REIT                                                         $0 (5         $89,467 (4)
------------------------------------------------------ ----------------- ------------------- ---------------

PBHG Small Cap Value Fund                                     *                  *                 *
------------------------------------------------------ ----------------- ------------------- ---------------


===================================== =============================================== =========================
                                                                                        PERCENT OF AGGREGATE
                                                                                       AMOUNT OF TRANSACTIONS
                                       AGGREGATE DOLLAR AMOUNT AND PERCENT OF TOTAL     INVOLVING PAYMENT OF
                                                        AMOUNT OF                        COMMISSIONS TO SEI
                                                BROKERAGE COMMISSIONS PAID            INVESTMENT DISTRIBUTION
Fund                                        TO SEI INVESTMENT DISTRIBUTION CO.                  CO.
                                      ----------------------------------------------- -------------------------
                                           2001+            2002+           2003                2003
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $304,390         $51,597
PBHG Growth                                 13%               1%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $57,259           $9,820
PBHG Emerging Growth                        17%               1%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $24,197           $3,656
PBHG Large Cap Growth                        3%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $97,469           $9,420
PBHG Select Equity                           7%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $56,160           $6,668
PBHG Large Cap 20                            4%               1%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                           $9,297           $5,170
PBHG Large Cap                               0%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                           $6,902           $4,546
PBHG Mid-Cap                                 1%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $11,762           $3,579
PBHG Small Cap                               1%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                           $2,127            $958
PBHG Focused                                 0%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                             $0               $0
PBHG Cash Reserves                           0%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                          $77,242           $8,464
PBHG Technology & Communications             2%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
                                           $3,194            $934
PBHG Strategic Small Company                 1%               0%
------------------------------------- ----------------- --------------- ------------- -------------------------
PBHG Clipper Focus                           0%              0% (2)
------------------------------------- ----------------- --------------- ------------- -------------------------
PBHG Disciplined Equity                      0%              0% (4)
------------------------------------- ----------------- --------------- ------------- -------------------------
PBHG IRA Capital Preservation                0%              0% (3)
------------------------------------- ----------------- --------------- ------------- -------------------------
PBHG REIT                                    0%              0% (4)
------------------------------------- ----------------- --------------- ------------- -------------------------
PBHG Small Cap Value Fund                    *                *
------------------------------------- ----------------- --------------- ------------- -------------------------

* Not in operation during the period.

+ These commissions were paid to SEI Investment Distribution Co. in connection with repurchase agreement transactions. SEI Investment Distribution Co. served as the Funds' distributor prior to July 16, 2001.

(1) For the period from May 31, 2000(commencement of operations) through March 31, 2001.

(2) For the period April 30, 2001 through March 31, 2002.

(3) For the period October 31, 2001 through March 31, 2002.

(4) For the period December 31, 2001 through March 31, 2002.

(5) For the fiscal years ended April 30, 2000 and 2001, the predecessor to PBHG Clipper Focus Fund paid $153,804 and $707,390, respectively, in brokerage fees. For the fiscal years ended October 31, 2000 and 2001, the predecessor to PBHG IRA Capital Preservation Fund did not pay brokerage fees. For the fiscal years ended December 31, 2000 and 2001, the predecessor to PBHG REIT Fund paid $316,954 and $406,572, respectively, in brokerage fees. Such fees were paid by PBHG REIT Fund beginning after the close of business December 14, 2001. For the fiscal years ended December 31, 2000 and 2001, the predecessor to PBHG Disciplined Equity Fund paid $475,502 and $481,047, respectively, in brokerage fees.

                              DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Fund and may create additional portfolios and additional Classes of the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

                                  VOTING RIGHTS

Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each Fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of all Funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of each Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust shall hold office during the existence of the Trust, except as follows:
(a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died shall be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of each Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that a Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, each of the sub-advisers and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

PBHG IRA Capital Preservation Fund is only available to purchasers in certain retirement plans. See the Prospectus for more details.

INITIAL SALES CHARGES - CLASS A SHARES

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds' shares. Each Fund (except PBHG Cash Reserves Fund) is grouped into one of the following three categories to determine the applicable initial sales charge for its Class A shares:

Equity Funds. Class A shares of the following Funds (the "Equity Funds") are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: PBHG Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Select Equity, Clipper Focus, Focused, Large Cap, Mid-Cap, Small Cap, Small Cap Value, Disciplined Equity, REIT, Strategic Small Company and Technology & Communications Funds.


                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                          As a Percentage           As a Percentage        Dealer Commission as a
        Amount of Investment in            of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
              $0 - 99,999                      5.75%                    6.10%                      5.00%
        $100,000 - 249,999                     4.50%                    4.71%                      3.75%
        $250,000 - 499,999                     3.25%                    3.36%                      2.75%
        $500,000 - 999,999                     2.00%                    2.04%                      1.75%

Fixed Income Funds.  There are currently no Funds offered in this category.

PBHG IRA Capital Preservation Fund. Class A shares of the PBHG IRA Capital Preservation Fund are currently sold with an initial sales charge ranging from 2.00% to 1.25% of the offering price on purchases of less than $1 million.

                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                          As a Percentage           As a Percentage        Dealer Commission as a
        Amount of Investment in            of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
              $0 - 99,999                      2.00%                     2.04%                     1.50%
        $100,000 - 249,999                     1.75%                     1.78%                     1.40%
        $250,000 - 499,999                     1.50%                     1.52%                     1.20%
        $500,000 - 999,999                     1.25%                     1.27%                     1.10%


PBHG Cash Reserves Fund is not included in any of the three categories as it is not subject to an initial sales charge.

LARGE PURCHASES OF CLASS A SHARES

Investors who purchase $1,000,000 or more of Class A shares of any Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of one or more Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. Purchases of 1,000,000 or more of Class A shares of a Fund, however, generally are subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase. See "Redemptions - CDSCs Applicable to Redemptions of Class A Shares."

PURCHASES OF CLASS A SHARES AT NAV

The following purchases of Class A shares of any Fund may be made at net asset value (without payment of an initial sales charge):

         o purchases made in connection with the reinvestment of dividends and distributions from a Fund;

         o exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

         o purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

         o purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

In addition, the following persons may purchase Class A shares of any Fund through the Distributor without payment of an initial sales charge:

         o        the Adviser and its affiliated companies;

         o any current or retired officer, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of the Adviser or its affiliates or of certain mutual funds which are advised or managed by the Adviser, or any trust established exclusively for the benefit of such persons;

         o any employee benefit plan established for employees of the Adviser or its affiliates;

         o discretionary advised clients of the Adviser and its affiliates;

         o registered representatives and employees of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer;

         o financial institution trust departments investing an aggregate of $1 million or more in the Funds,

         o managed account programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor with respect to their use of the Funds in connection with such services, and

         o pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code, provided that (1) the total amount invested is at least $1 million; (2) the sponsor signs a $1 million LOI; (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees; or (4) all of the plan's transactions are executed through a single financial institution or service organization which has entered into an agreement with the Distributor with respect to its use of the PBHG Funds in connection with such accounts.
                  Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund;

         o an individual or entity with substantial business relationship with the Trust, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Adviser.

PURCHASERS QUALIFYING FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

         Purchasing certain amounts of Class A shares may reduce the initial sales charges applicable to the shares purchased. Only certain persons or groups are eligible for these reductions in initial sales charges. These qualified purchasers include the following:

         Individuals

                  o an individual, his or her spouse, or children residing in the same household

                  o any trust established exclusively for the benefit of an individual

         Trustees and Fiduciaries

                  o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account

         Other Groups

                  o any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

HOW QUALIFIED PURCHASERS QUALIFY FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The following sections explain how purchasers may qualify for a reduced initial sales charge.

LETTERS OF INTENT

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicates that you understand and agree to the terms of the LOI and are bound by the provisions described below.

Each purchase of Class A shares of a Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Funds' prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the PBHG Funds of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Fund's transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the transfer agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the transfer agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund). To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund) that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in a Fund with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

CONCURRENT PURCHASES

You may combine purchases of all classes of shares of two or more Funds in the Trust to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Prospectus. Shares of PBHG Cash Reserves Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of PBHG Cash Reserves Fund are excluded.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares of any Fund (except Class A or Class C shares of the PBHG Cash Reserves Fund) at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.

If you are assessed a contingent deferred sales charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares of any Fund within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.

PAYMENTS TO DEALERS

Purchases of Class A Shares over $1,000,000. The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1,000,000:

                  1% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.

To recoup these expenses, the Distributor intends to retain any distribution or service fee for the first 12 months for all Class A share purchases in excess of $1 million.

The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of a Fund an the time of such sale. Payments with respect to Class C shares will equal (i) with respect to Equity and Fixed Income categories of Funds and PBHG Cash Reserves Fund, 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class

C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares, and (ii) with respect to PBHG IRA Capital Preservation Fund, 0.75% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.50% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."

PURCHASES OF CLASS C SHARES

Class C shares of each Fund except the IRA Capital Preservation Fund are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within twelve months. Class C shares of PBHG IRA Capital Preservation are sold at net asset value and subject to a contingent deferred sales charge of 1% if redeemed within 12 months and a contingent deferred sales charge of 0.75% if redeemed after 12 months but before 24 months.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in each Fund (other than the Strategic Small Company Fund) is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for all other Funds. Payment may be made by check or readily available funds. The price per share you will pay to invest in a Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for all other Funds and
(ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

You may sell (redeem) shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class C shares and Class A shares subject to a contingent deferred sales charge will be reduced by any applicable contingent deferred sales charge. The contingent deferred sales charge may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the charge will be deducted from the redemption proceeds.

Redemption orders received by the Transfer Agent prior to 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for each of the other Funds on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for each other Fund and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCS APPLICABLE TO REDEMPTIONS OF CLASS A SHARES

A contingent deferred sales charge applies to purchases of $1 million or more of Class A shares of each Fund other than the PBHG Cash Reserves Fund that are redeemed within 12 months of the date of purchase. This charge will be of based

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on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CDSC EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES

         The deferred sales charge will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

         o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

         o on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

         o on exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

         o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

         o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

CDSC APPLICABLE TO REDEMPTIONS OF CLASS C SHARES

         Class C shares may be redeemed on any Business Day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No contingent deferred sales charge will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased (two years with respect to PBHG IRA Capital Preservation Fund), (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares, or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.

                                      Contingent Deferred Sales Charge as % of
Year Since Purchase Made              Dollar Amount (Subject to Change)
------------------------              ----------------------------------------
First (All Funds)                                             1%
Second (IRA Capital Preservation
   Fund only)                                                0.75


In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares

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

derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC EXCEPTIONS FOR PURCHASES OF CLASS C SHARES

         The CDSC on Class C shares may be waived:

         o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o upon the death or post-purchase disability of the shareholder or plan participant;

         o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;

         o on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan;

         o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.


REDEMPTION FEES

The PBHG IRA Capital Preservation Fund charges a redemption fee on redemptions of shares held less than 12 months. See the Prospectus for details of the redemption fee.

BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Trust does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption

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proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Trust does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Funds or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Funds at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Funds despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to

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

start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the same Class of the other Funds of the Trust currently available to the public.

Generally, you may exchange your shares for shares of the same class of other Funds at net asset value. Class A shares of any Fund in the Equity Funds category may be exchanged for Class A shares of any other Fund at relative net asset value without payment of sales charges. Class A shares of a Fund in the Fixed Income or PBHG IRA Capital Preservation Fund categories may be exchanged for Class A shares of any other Fund and the exchange will be made at: (1) the public offering price if the PBHG Cash Reserves Fund shares are being exchanged for Class A share of another Fund (unless the exchanged PBHG Cash Reserves Fund shares were originally acquired in an exchange from another Fund where an initial sales charge was applied); (2) net asset value if the shares of a Fund in the Fixed Income or PBHG IRA Capital Preservation Fund categories or the PBHG Cash Reserves Fund being exchanged were acquired upon an exchange of a Fund in the Equity Funds category; and (3) the difference in sales charge will apply if shares of a Fund in the Equity Funds category are being acquired upon exchange of shares of a Fund in the Fixed Income or PBHG IRA Capital Preservation Fund category. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

EXCHANGE OF SHARES SUBJECT TO A CDSC

If you exchange shares that are subject to a contingent deferred sales charge, the exchange transaction will not be subject to the contingent deferred sales charge. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the contingent deferred sales charge, depending upon when you originally purchased the shares. For purposes of computing the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

If you own shares of any Fund other than the Cash Reserves Fund, you are limited to four (4) exchanges annually from such Fund to the Cash Reserves Fund. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty
(60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

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

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

         Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation

         The new tax law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000

The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

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

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS) (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs (formerly Education IRAs) will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer or financial advisor.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

                        DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. Each Fund, other than Cash Reserves Fund, calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any Business Day. Each Fund (other than the Cash Reserves Fund) that reaches a certain asset size, will have its net asset value per share listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

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

The securities of each Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the official closing price, or if none, the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Net asset value per share is determined daily as of 2:00 p.m. Eastern Time on each Business Day. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Fund's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of the Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per unit calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated. If the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

Pursuant to IRA Capital Preservation Fund's fair valuation procedures, the Wrapper Agreement's value generally will be equal to the difference between the Book Value and the Market Value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the Market Value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Agreement's value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the Market Value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Agreement's value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Fund's Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Fund's Board determines that a Wrapper Provider is unable to make such payments or that the Wrapper Provider's creditworthiness has declined, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between Book Value and the Market Value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain NAV stability, and the net asset value per share of the Fund may decline.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional

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Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Fund must meet several other requirements. Among these requirements are the following: (i) each Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses ((ii) and (iii) collectively, the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Fund's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Fund will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Funds will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain debt securities purchased by the Funds (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from a Fund provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

WITHHOLDING

In certain cases, a Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Fund that such shareholder is not subject to backup withholding; however, The

Economic Growth and Tax Relief Reconciliation Act of 2001 reduces the backup withholding rate to 30.5% for distributions made after August 6, 2001 and further provides for a phased reduction to 28% for years 2006 and thereafter.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Fund shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Fund's tax status as a RIC may limit the extent to which a Fund will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN SHAREHOLDERS

Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

Notwithstanding the foregoing, if distributions by the Funds are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Funds.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 1, 2002. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Fund.

                             PERFORMANCE ADVERTISING

From time to time, each Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For Funds other than the Cash Reserves Fund, yield refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

As the Class A and Class C shares are new, the Funds may advertise the performance of the Trust's PBHG Class of shares. PBHG Class shares are sold without any initial or deferred sales charge and do not charge distribution or service fees. The performance of PBHG Class, therefore, will be higher than the performance of Class A and Class C.

Each Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise their "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refer to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund are determined by computing the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuate, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invest in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market and stable asset value funds; however, yields of other money market and stable asset value funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 7-day period ended March 31, 2003, the yield for the PBHG Cash Reserves Fund was ____% and the 7-day effective yield was ____%.

                           CALCULATION OF TOTAL RETURN

From time to time, each of the Funds may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date). In particular, average annual total return will be calculated according to the following formulas.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES) QUOTATION

A Fund's average annual total return (before taxes) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It does not reflect the deduction of federal income taxes on distributions or redemption proceeds. Average annual total returns (before taxes) are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (before taxes) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (before taxes) into income results and capital gains or losses.

The standard formula for calculating average annual total return (before taxes) is:

                                    P(1+T)n = ERV, where

                  P   = a hypothetical initial payment of $1,000;
                  T   = average annual total return (before taxes);
                  n   = number of years; and
                  ERV = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year periods, (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), before taxes.

Standardized average annual total return (before taxes) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions) is:

                              P(1+T)n = ATVD, where

              P    = a hypothetical initial payment of $1,000;
              T    = average annual total return (after taxes on distributions);
              n    = number of years; and
              ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or since inception, if applicable) at the end of the 1-, 5- or 10 year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

Standardized average annual total return (after taxes on distributions) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (E.G., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

A Fund's average annual total return (after taxes on distributions and redemption) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and redemption proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                 P(1+T)n = ATVDR

              P     =    a hypothetical initial payment of $1,000;
              T     =    average annual total return (after taxes on
                         distributions and redemption);
              n     =    number of years; and
              ATVDR =    ending value of a hypothetical $1,000 payment
                         made at the beginning of the 1-, 5- or 10-year period (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.



Standardized average annual total return (after taxes on distributions and redemption) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (E.G., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

The ending values for each period are determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (E.G., short-term or long-term) in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculations assume that a shareholder may deduct all capital losses in full.

The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

The amount and character of capital gain or loss upon redemption is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Average annual total returns for each of the Funds are shown below. Aggregate total returns for the Funds since inception are also shown below.

TOTAL RETURN AS OF MARCH 31, 2003 BEFORE TAXES - PBHG CLASS


====================================== ================================================================= ===================


                                                                                                          Aggregate Total
                                                                                                            Return as of
                                           Average Annual Total Return as of March 31, 2003            March 31, 2003
-------------------------------------- ----------------------------------------------------------------- -------------------
Fund                                      One Year        Five Year       Ten Year     Since Inception    Since Inception
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Growth (PBHG)(1)
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Emerging Growth(2)                                                         *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Large Cap Growth (PBHG)(3)                                                 *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Select Equity(4)                                                           *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Large Cap 20 (PBHG)(7)                                                     *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Large Cap (PBHG)(8)                                                        *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Mid-Cap (PBHG) (11)                                       *                *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Small Cap (PBHG)(12)                                      *                *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Focused                                                   *                *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Technology & Communications
(PBHG)(9)                                                                       *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Strategic Small Company(10)                                                *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Clipper Focus(15)                                         *                *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG IRA Capital Preservation(16)                              *                *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Disciplined Equity(17)                                                     *
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG REIT (PBHG)(18)
-------------------------------------- ---------------- --------------- -------------- ----------------- -------------------

PBHG Small Cap Value
====================================== ================ =============== ============== ================= ===================


TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS - PBHG CLASS

====================================== ================================================================= ===================
                                                                                                          Aggregate Total
                                                                                                            Return as of
                                               Average Annual Total Return as of March 31, 2003            March 31, 2003
-------------------------------------- ----------------------------------------------------------------- -------------------
                                          One Year        Five Year        Ten Year     Since Inception   Since Inception
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Growth (PBHG)(1)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Emerging Growth(2)                                                         *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Large Cap Growth (PBHG)(3)                                                 *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Select Equity(4)                                                           *
============================================================================================================================


====================================== ================================================================= ===================
                                                                                                          Aggregate Total
                                                                                                            Return as of
                                               Average Annual Total Return as of March 31, 2003            March 31, 2003
-------------------------------------- ----------------------------------------------------------------- -------------------
                                          One Year        Five Year        Ten Year     Since Inception   Since Inception
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Large Cap 20 (PBHG)(7)                                                     *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Large Cap (PBHG)(8)                                                        *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Mid-Cap (PBHG)(11)                                         *               *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Small Cap (PBHG)(12)                                       *               *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Focused (13)                                               *               *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Technology & Communications
(PBHG)(9)                                                                       *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Strategic Small Company(10)                                                *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Clipper Focus(15)                                          *               *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG IRA Capital Preservation (16)                              *               *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Disciplined Equity (17)                                                    *
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG REIT (PBHG)(18)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Small Cap Value
====================================== ================ =============== =============== ================ ===================


TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES - PBHG CLASS

====================================== ================================================================= ===================
                                                                                                          Aggregate Total
                                                                                                            Return as of
                                               Average Annual Total Return as of March 31, 2003            March 31, 2003
-------------------------------------- ----------------------------------------------------------------- -------------------
                                          One Year        Five Year        Ten Year     Since Inception   Since Inception
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Growth (PBHG)(1)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Emerging Growth(2)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Large Cap Growth (PBHG)(3)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Select Equity(4)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Large Cap 20 (PBHG)(5s)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Large Cap (PBHG)(6)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Mid-Cap (PBHG) (7)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Small Cap (PBHG)(8)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Focused (9)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------


====================================== ================================================================= ===================
                                                                                                          Aggregate Total
                                                                                                            Return as of
                                               Average Annual Total Return as of March 31, 2003            March 31, 2003
-------------------------------------- ----------------------------------------------------------------- -------------------
                                          One Year        Five Year        Ten Year     Since Inception   Since Inception
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Technology & Communications
(PBHG)(10)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Strategic Small Company(11)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Clipper Focus(12)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG IRA Capital Preservation (13)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG Disciplined Equity (14)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------

PBHG REIT (PBHG)(15)
-------------------------------------- ---------------- --------------- --------------- ---------------- -------------------
                                              *               *               *                *                 *
PBHG Small Cap Value
====================================== ================ =============== =============== ================ ===================

*   The Fund was not in operation for the full period.

(1) The PBHG Growth Fund commenced operations on December 19, 1985.

(2) The PBHG Emerging Growth Fund commenced operations with its predecessor on June 14, 1993.

(3) The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4) The PBHG Select Growth Fund commenced operations on April 5, 1995.

(5) The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.

(6) The PBHG Large Cap Fund commenced operations on December 31, 1996.

(7) The PBHG Mid-Cap Fund commenced operations on May 1, 1997.

(8) The PBHG Small Cap Fund commenced operations on May 1, 1997.

(9) The PBHG Focused Fund commenced operations on February 12, 1999.

(10) The PBHG Technology & Communications Fund commenced operations on September 29, 1995.

(11) The PBHG Strategic Small Company Fund commenced operations on December 31, 1996.

(12) Data includes performance of the PBHG Clipper Focus Fund's predecessor, which commenced operations on September 10, 1998.

(13) Data includes performance of the PBHG IRA Capital Preservation Fund's predecessor, the IRA Capital Preservation Portfolio, which commenced operations on August 31, 1999.

(14) Data includes performance of the PBHG Disciplined Equity Fund's predecessor, the Analytic Enhanced Equity Fund, which commenced operations on July 1, 1993.

(15) Prior to December 17, 2001, data includes performance of the Fund's predecessor classes, whose inception date was March 13, 1989 for the PBHG Class.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

                              FINANCIAL STATEMENTS

[________________________________________] located at Two Commerce Square 2001
Market Street Philadelphia, Pennsylvania, serves as the independent accountants for the Trust. ____ provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

The audited financial statements for each Fund for the fiscal year ended March 31, 2003 and the report of the independent accountants for that year are included in the Trust's Annual Report to Shareholders dated March 31, 2003. The Annual Report, except for page 1 thereof, is incorporated herein by reference and made part of this Statement of Additional Information.

The financial statements noted above for each Fund have been audited by ____ and have been incorporated by reference into the Statement of Additional Information in reliance on the report of ____, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                                 CREDIT RATINGS

MOODY'S INVESTORS SERVICE, INC.

                             PREFERRED STOCK RATINGS

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.


plus (+) or      (-) Moody's applies numerical modifiers 1, 2, and 3 in each
minus            rating classifications "aa" through "bb" The modifier 1
                 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                 DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...) (This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.


         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

         Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                 o    Leading market positions in well-established industries.

                 o    High rates of return on funds employed.

                 o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                 o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                 o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime        Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

LONG-TERM ISSUE CREDIT RATINGS

         Issue credit ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

         2.       Nature of and provisions of the obligation;

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated 'BB', 'B', 'CCC' , 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                    Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                   Default.  Denotes actual or imminent payment default.


NOTES

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

         Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Agreement and Declaration of Trust incorporated herein by reference to Post-Effective Amendment ("PEA") No. 47 filed May 8, 2001.

         (1) Amended Schedule A dated June 5, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed August 14, 2001.

         (2) Amended Schedule A dated August 9, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed August 14, 2001.

         (3) Amended Schedule A dated January 28, 2002 to Agreement and Declaration of Trust incorporated by reference to PEA No. 55 filed July 26, 2002.

         (4) Amended Schedule A dated April 1, 2003 to Agreement and Declaration of Trust incorporated by reference to PEA No. 56 filed April 3, 2003.

     (b) Bylaws incorporated herein by reference to PEA No. 47 filed May 8,
         2001.

     (c) Instruments Defining Rights of Security Holders.

                  (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust incorporated by reference to PEA No. 47 filed May 8, 2001.

                  (2) Article IV of the Bylaws incorporated by reference to PEA No. 47 filed May 8, 2001.

     (d) Investment Advisory Agreement.

         (1) Executed Investment Advisory Agreement dated July 11, 2001, by and between the Registrant, on behalf of each fund of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 51 filed October 29, 2001.

         (i) Executed Amended Schedule A dated October 23, 2001 to the Investment Advisory Agreement dated July 11, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (2) Executed Investment Sub-Advisory Agreement dated July, 11, 2001 by and among the Registrant, on behalf of the PBHG Cash Reserve Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP incorporated by reference to PEA No. 55 filed on July 26, 2003.

         (3) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG IRA Capital Preservation Fund, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (4) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Disciplined Equity Fund, Pilgrim Baxter & Associates, Ltd. and Analytic Investors, Inc. incorporated herein by reference to PEA No. 51 filed October 29, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (5) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Special Equity Fund (formerly PBHG New Perspective Fund), Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (6) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG REIT Fund, Pilgrim Baxter & Associates, Ltd. and Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC) incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (7) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Clipper Focus Fund, Pilgrim Baxter & Associates, Ltd. and Pacific Financial Research, Inc. incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (8) Form of Investment Advisory Agreement by and between the Registrant, on behalf of PBHG Mid Cap Growth Fund, and Pilgrim Baxter & Associates, Ltd incorporated by reference to PEA No. 56 filed April 3, 2003.

         (9) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of PBHG Mid Cap Growth Fund, Pilgrim Baxter & Associates, Ltd. and Provident Investment Counsel incorporated by reference to PEA No. 56 filed April 3, 2003.

         (e) Distribution Agreement.

                  (1) Executed Distribution Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Distributors incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                           (i) Schedule A dated October 29, 2001 to the Distribution Agreement dated January 25, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

     (f) Not Applicable

     (g) Custodian Agreement. Custodian Agreement between the Registrant and Wachovia Bank, NA incorporated herein by reference to PEA No. 54 filed on March 8, 2002.

     (h) Other Material Contracts.

         (1) Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Schedule A dated October 29, 2001 to the Administrative Services Agreement dated January 25, 2001 incorporated by reference to PEA No. 55 filed on July 26, 2003.

         (2) Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Fund Resources incorporated herein by reference to PEA No. 47 filed May 8, 2001.

                  (i) Executed Schedule A dated October 29, 2001 to the Sub-Administrative Services Agreement dated January 1, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (3) Executed Agency Agreement dated January 1, 1998 and Schedule A dated December 14, 2000 by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 42 filed December 15, 2000.

                  (i) Exhibit A dated October 29, 2001 to the Agency Agreement dated January 1, 1998 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (4)      Expense Limitation Agreements.

                  (i) Expense Limitation Agreement effective September 26, 2002 between Pilgrim Baxter & Associates, Ltd. and the Registrant, on behalf of Advisor Class shares of certain funds incorporated by reference to PEA No. 55 filed on July 26, 2002.

                  (ii) Expense Limitation Agreement effective September 26, 2002 between Pilgrim Baxter & Associates, Ltd. and the Registrant on behalf of PBHG Class shares of certain funds incorporated by reference to PEA No. 55 filed on July 26, 2002.

                  (iii) Form of Expense Limitation Agreement between Pilgrim Baxter & Associates and the Registrant on behalf of PBHG Class shares of PBHG Mid Cap Growth Fund incorporated by reference to PEA No. 56 filed April 3, 2003.

                  (iv) Form of Expense Limitation Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant on behalf of Advisor Class shares of PBHG Mid Cap Growth Fund incorporated by reference to PEA No. 56 filed April 3, 2003.

         (5) Executed Shareholder Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (6) Executed Shareholder Web Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (7) Form of Service Plan for the Registrant's Class A and Class C Shares. Attached as Exhibit.

    (i) Opinion and Consent of Counsel. To be filed by subsequent Post Effective Amendment.

    (j)  Consent of Auditors. To be filed by subsequent Post-Effective
         Amendment.

    (k)  Not Applicable

    (l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

    (m)  Plan under Rule 12b-1.

         (1) Plan under Rule 12b-1 with respect to the Advisor Class Shares incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (2) Form of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Attached as Exhibit.

         (3) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Attached as Exhibit.

    (n) Rule 18f-3 Multiple Class Plan. Plan under Rule 18f-3 incorporated herein by reference to PEA No. 51 filed October 29, 2001.

         (1) Amended Appendix A to 18f-3 Plan incorporated herein by reference to PEA No. 51 filed October 29, 2001.

         (2)      Form of Amended Appendix B to 18f-3 Plan. Attached as Exhibit.

     (o) Not Applicable

     (p) Code of Ethics.

         (1) Code of Ethics of Registrant incorporate by reference to PEA No. 55 filed on July 26, 2002.

         (2) Code of Ethics of Pilgrim Baxter & Associates, Ltd. and PBHG Fund Distributors incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (3) Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to PEA No. 39 filed June 30, 2000.

         (4) Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (5) Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (6) Code of Ethics of NWQ Investment Management Company. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (7) Code of Ethics of Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC). Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (10) Code of Ethics of Pacific Financial Research, Inc. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (11) Code of Ethics of Provident Investment Counsel. To be filed by subsequent Post-Effective Amendment.


    (q) Other: Trustees' Power of Attorney incorporated herein by reference PEA No. 47 filed May 8, 2001.

ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII

                                 INDEMNIFICATION

         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.


Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of the investment adviser and sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment adviser and sub-advisers under the file numbers indicated in the table below:

--------------------------------------------- ---------------------------------
ADVISER/SUB-ADVISER                           ADVISERS ACT REGISTRATION NUMBER
--------------------------------------------- ---------------------------------
Pilgrim Baxter & Associates, Ltd.             801-48872
--------------------------------------------- ---------------------------------
Wellington Management Company, Ltd.           801-15908
--------------------------------------------- ---------------------------------
Analytic Investors, Inc.                      801-7082
--------------------------------------------- ---------------------------------
Dwight Asset Management Company               801-45304
--------------------------------------------- ---------------------------------

--------------------------------------------- ---------------------------------
Heitman Real Estate Securities LLC            801-48252
(formerly named Heitman/PRA Securities
Advisors, Inc.)
--------------------------------------------- ---------------------------------
NWQ Investment Management Company, Inc.       801-42159
--------------------------------------------- ---------------------------------
Pacific Financial Research,                   801-54352
Inc.
--------------------------------------------- ---------------------------------
Thompson, Siegel & Walmsley, Inc.             801-6273
--------------------------------------------- ---------------------------------

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, PBHG Fund Distributors, acts as distributor for PBHG Insurance Series Fund and the Registrant.

The principal business address of each person named in the table below is PBHG Fund Distributors, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087

------------------ ------------------------------ -----------------------------
NAME               POSITIONS AND OFFICE WITH      POSITION AND OFFICES WITH
                   UNDERWRITER                    REGISTRANT
------------------ ------------------------------ -----------------------------
Harold J. Baxter   Trustee                        Chairman and Trustee
------------------ ------------------------------ -----------------------------
Eric C. Schneider  Trustee                        ---
------------------ ------------------------------ -----------------------------
Lee T. Cummings    President                      Treasurer, Chief Financial
                                                  Officer and Controller
------------------ ------------------------------ -----------------------------
James W. Cooke     Chief Financial Officer        ---
------------------ ------------------------------ -----------------------------
John M. Zerr       General Counsel and Secretary  Vice President and Secretary
------------------ ------------------------------ -----------------------------
Brian C. Dillon    Chief Compliance Officer       Vice President
------------------ ------------------------------ -----------------------------

c. None.

ITEM  28.         LOCATION OF ACCOUNTS AND RECORDS

                  Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the
                           required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, NA
                           (formerly, First Union National Bank )
                           123 South Broad Street
                           Philadelphia, PA 19109

                  (b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
                           (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11)
                           and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

                  (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

                           Pilgrim Baxter & Associates, Ltd.
                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Wellington Management Company, LLP
                           75 State Street
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           700 South Flower St., Suite 2400,
                           Los Angeles, CA 90017

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           NWQ Investment Management Company, Inc.
                           2049 Century Park East, 4th Floor
                           Los Angeles, CA 90067

                           Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC) 180 North LaSalle Street, Suite 3600, Chicago, IL 60601

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Ave.
                           Richmond, VA  23230

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wayne and Commonwealth of Pennsylvania on this 9th day of May, 2003.


                                                     PBHG FUNDS
                                                     Registrant


                                                     By: /s/ Harold J. Baxter
                                                         ----------------------
                                                           Harold J. Baxter
                                                           Chairman and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                    TITLE                     DATE
         ---------                    -----                     ----

/s/ Harold J. Baxter           Chairman and Trustee             May 9, 2003
------------------------
Harold J. Baxter


           *
________________________       Trustee                          May 9, 2003
John R. Bartholdson

           *
________________________       Trustee                          May 9, 2003
Jettie M. Edwards

           *
________________________       Trustee                          May 9, 2003
Albert A. Miller


/s/ Gary L. Pilgrim            President                        May 9, 2003
------------------------
Gary L. Pilgrim


/s/ Lee T. Cummings            Treasurer,                       May 9, 2003
------------------------
Lee T. Cummings                Chief Financial Officer
                               and Controller



*By /s/ John M. Zerr
------------------------
    John M. Zerr
  Attorney-in-Fact

                                  EXHIBIT LIST
EXHIBIT NUMBER    DESCRIPTION

EX-99.(h)(7)      Form of Service Plan for the Registrant's Class A and Class C
                  shares

EX-99.(m)(2)      Form of Distribution Plan under Rule 12b-1 with respect to the
                  Class A Shares.

EX-99.(m)(3)      Form of Distribution Plan under Rule 12b-1 with respect to the
                  Class C Shares.

EX-99.(n)(2)      Form of Amended Appendix B to 18f-3 Plan.